Arizona Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)      Security                                       Value
----------------------------------------------------------------------------------------------

Assisted Living -- 1.8%
----------------------------------------------------------------------------------------------
NR      NR          $1,800        Arizona HFA, (Care Institute, Inc.-
                                  Mesa), 7.625%, 1/1/26                          $ 1,877,868
----------------------------------------------------------------------------------------------
                                                                                 $ 1,877,868
----------------------------------------------------------------------------------------------

Education -- 3.4%
----------------------------------------------------------------------------------------------
NR      NR          $2,000        Arizona Educational Loan Marketing
                                  Corp., (AMT), 6.30%, 12/1/08                   $ 2,141,740
A1      AA           1,250        University of Arizona,
                                  6.25%, 6/1/11                                    1,354,138
----------------------------------------------------------------------------------------------
                                                                                 $ 3,495,878
----------------------------------------------------------------------------------------------

Electric Utilities -- 13.2%
----------------------------------------------------------------------------------------------
Ba2     BB+         $3,500        Maricopa County, Pollution Control,
                                  6.375%, 8/15/23                                $ 3,697,539
Baa1    A-           4,300        Navajo County, Pollution Control,
                                  5.875%, 8/15/28                                  4,413,132
B2      B            1,000        Pima County, IDA, (Tucson Electric
                                  Power Co.), 6.00%, 9/1/29                        1,011,090
Baa1    BBB+           370        Puerto Rico Electric Power Authority,
                                  7.125%, 7/1/14                                     385,880
A       A+           1,000        Puerto Rico Telephone Authority,
                                  Variable Rate, 1/1/20/(1)/                       1,105,850
Aa2     AA           2,000        Salt River Project Agricultural
                                  Improvement and Power District,
                                  5.00%, 1/1/20                                    1,970,200
Aa2     AA             820        Salt River Project Agricultural
                                  Improvement and Power District,
                                  6.25%, 1/1/27                                      879,434
-----------------------------------------------------------------------------------------------
                                                                                 $13,463,125
-----------------------------------------------------------------------------------------------

Escrowed/Prerefunded -- 19.4%
-----------------------------------------------------------------------------------------------
NR      AAA         $1,000        Glendale, IDA, Prerefunded to
                                  7/1/05, 7.125%, 7/1/20                         $ 1,175,530
Baa1    BBB-         1,000        Maricopa County, (Sun Health
                                  Corp.), Prerefunded to 4/1/02,
                                  8.125%, 4/1/12                                   1,150,850
NR      NR           2,250        Maricopa County, IDA, (Greenery
                                  Apartments), Escrowed to Maturity,
                                  6.625%, 7/1/26                                   2,607,143
NR      NR           3,000        Maricopa County, IDA, (Place Five
                                  and The Greenery), Escrowed to
                                  Maturity, 6.625%, 1/1/27                         3,485,910
NR      NR           1,250        Maricopa County, IDA, (Place Five
                                  and The Greenery), Escrowed to
                                  Maturity, 8.625%, 1/1/11                         1,642,850
Aaa     AAA          7,500        Maricopa County, Single Family
                                  Mortgage, Escrowed to Maturity,
                                  0.00%, 2/1/16                                    3,096,225
Aaa     AAA          1,750        Phoenix, Civic Improvement Excise
                                  Tax, (MBIA), Prerefunded to
                                  7/1/04, 6.60%, 7/1/08                            1,983,468
Aaa     AAA          6,500        Phoenix, IDA, Single Family,
                                  Escrowed to Maturity,
                                  0.00%, 12/1/14                                   2,892,110
NR      AAA          1,500        Puerto Rico, "RIBS", (AMBAC),
                                  Variable Rate, Prerefunded to
                                  7/1/02, 7/1/15/(1)//(2)/                         1,731,615
-----------------------------------------------------------------------------------------------
                                                                                 $19,765,701
-----------------------------------------------------------------------------------------------

General Obligations -- 3.6%
-----------------------------------------------------------------------------------------------
Baa1    A           $1,125        Puerto Rico, 0.00%, 7/1/17                     $   428,366
NR      A            2,000        Tatum Ranch, 6.875%, 7/1/16                      2,234,120
Aa3     AA           1,000        Tucson, 5.375%, 7/1/21                           1,048,670
-----------------------------------------------------------------------------------------------
                                                                                 $ 3,711,156
-----------------------------------------------------------------------------------------------

Hospitals -- 3.5%
-----------------------------------------------------------------------------------------------
NR      BBB         $1,130        Arizona HFA, (Phoenix Memorial
                                  Hospital), 8.125%, 6/1/12                      $ 1,218,558
NR      BBB          1,250        Arizona HFA, (Phoenix Memorial
                                  Hospital), 8.20%, 6/1/21/(3)/                    1,350,400
NR      NR             895        Winslow, IDA, (Winslow Memorial
                                  Hospital), 9.50%, 6/1/22                         1,026,628
-----------------------------------------------------------------------------------------------
                                                                                 $ 3,595,586
-----------------------------------------------------------------------------------------------

Housing -- 5.2%
-----------------------------------------------------------------------------------------------
NR      A           $2,000        Maricopa County, IDA, (Laguna Point
                                  Apartments), 6.75%, 7/1/19                     $ 2,168,920
NR      NR           1,000        Maricopa County, IDA, (National
                                  Health Facilities II),
                                  6.375%, 1/1/19                                   1,000,330
NR      AA           1,000        Phoenix, (Woodstone and Silver
                                  Springs Apartments), (Asset
                                  Guaranty), 6.25%, 4/1/23                         1,042,430
NR      AAA          1,000        Tempe, IDA, (Quadrangle Village
                                  Apartments), 6.25%, 6/1/26                       1,043,880
-----------------------------------------------------------------------------------------------
                                                                                 $ 5,255,560
-----------------------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 11.7%
-----------------------------------------------------------------------------------------------
A1      NR          $1,000        Casa Grande, Pollution Control, (Frito
                                  Lay, Inc.), 6.60%, 12/1/10                     $ 1,093,810
-----------------------------------------------------------------------------------------------


                       See notes to financial statements

Arizona Municipals Portfolio  as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)      Security                                        Value
----------------------------------------------------------------------------------------------

Industrial Development Revenue/
Pollution Control Revenue (continued)
----------------------------------------------------------------------------------------------
NR      BBB-        $2,000        Coconino County, Pollution Control,
                                  (Nevada Power Co.), (AMT),
                                  5.80%, 11/1/32                                  $ 2,039,540
Baa2    BBB          2,000        Gila County, IDA, (Asarco, Inc.),
                                  5.55%, 1/1/27                                     2,020,120
A2      A            1,000        Greenlee County, Pollution Control,
                                  (Phelps Dodge Corp.),
                                  5.45%, 6/1/09                                     1,031,740
Ba1     BB+            500        Maricopa County, Pollution Control,
                                  (Public Service Co.),
                                  5.75%, 11/1/22                                      509,290
Baa3    BBB-         2,950        Puerto Rico Port Authority, (American
                                  Airlines), (AMT), 6.25%, 6/1/26                   3,189,393
NR      AA-          2,000        Yavapai County, IDA, (Citizens
                                  Utilities Co.), (AMT), 5.45%, 6/1/33              1,998,280
-----------------------------------------------------------------------------------------------
                                                                                  $11,882,173
-----------------------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.0%
-----------------------------------------------------------------------------------------------
Aaa     AAA         $2,715        Pima County, (Irvington Power),
                                  (FGIC), 7.25%, 7/15/10                          $ 3,020,030
-----------------------------------------------------------------------------------------------
                                                                                  $ 3,020,030
-----------------------------------------------------------------------------------------------

Insured-General Obligations -- 2.2%
-----------------------------------------------------------------------------------------------
Aaa     AAA         $1,000        Puerto Rico, (FSA), Variable
                                  Rate, 7/1/22/(1)//(2)/                          $ 1,136,250
Aaa     AAA          1,000        Puerto Rico, Variable Rate,
                                  (FSA), 7/1/20/(1)/                                1,121,250
-----------------------------------------------------------------------------------------------
                                                                                  $ 2,257,500
-----------------------------------------------------------------------------------------------

Insured-Hospitals -- 11.9%
-----------------------------------------------------------------------------------------------
Aaa     AAA         $2,000        Maricopa County, (Samaritan
                                  Health), (MBIA), 7.00%, 12/1/16                 $ 2,487,360
Aaa     AAA          2,000        Maricopa County, Hospital District
                                  No. 1, (FGIC), 6.125%, 6/1/15                     2,144,760
Aaa     AAA          2,000        Mohave County, (Kingman Regional
                                  Medical Center), (FGIC),
                                  6.50%, 6/1/15                                     2,159,780
Aaa     AAA          1,000        Pima County, (Carondelet Health
                                  Care Corp.), (MBIA),
                                  5.25%, 7/1/12                                     1,049,410
Aaa     AAA          1,000        Pima County, (Carondolet Health
                                  Care Corp.), (MBIA),
                                  5.25%, 7/1/11                                     1,054,250
Aaa     AAA          1,500        Pima County, (Tucson Medical
                                  Center), (MBIA), 6.375%, 4/1/12                   1,618,140
Aaa     AAA          1,500        Scottsdale, IDA, (Scottsdale
                                  Memorial Hospital), (AMBAC),
                                  6.125%, 9/1/17                                    1,634,730
-----------------------------------------------------------------------------------------------
                                                                                  $12,148,430
-----------------------------------------------------------------------------------------------

Insured-Housing -- 2.6%
-----------------------------------------------------------------------------------------------
Aaa     AAA         $2,500        Maricopa County, IDA, Multifamily,
                                  (National Health Facilities II), (FSA),
                                  5.50%, 1/1/24                                   $ 2,638,075
-----------------------------------------------------------------------------------------------
                                                                                  $ 2,638,075
-----------------------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.1%
-----------------------------------------------------------------------------------------------
Aaa     AAA         $1,000        Chandler, Water and Sewer, (FGIC),
                                  6.25%, 7/1/13                                   $ 1,084,600
-----------------------------------------------------------------------------------------------
                                                                                  $ 1,084,600
-----------------------------------------------------------------------------------------------

Miscellaneous Health Care -- 1.0%
-----------------------------------------------------------------------------------------------
NR      NR          $1,000        Coconino County, IDA, Health Care
                                  Insurance, (Guidance Center, Inc.),
                                  5.80%, 6/1/11                                   $ 1,001,840
-----------------------------------------------------------------------------------------------
                                                                                  $ 1,001,840
-----------------------------------------------------------------------------------------------

Pooled Loans -- 3.8%
-----------------------------------------------------------------------------------------------
Aa2     NR          $2,000        Arizona Educational Loan Marketing
                                  Corp., (AMT), 6.25%, 6/1/06                     $ 2,191,440
A       NR           1,500        Arizona Student Loan Acquisition
                                  Authority, (AMT),
                                  7.625%, 5/1/10                                    1,659,075
-----------------------------------------------------------------------------------------------
                                                                                  $ 3,850,515
-----------------------------------------------------------------------------------------------

Special Tax Revenue -- 0.8%
-----------------------------------------------------------------------------------------------
NR      NR          $  750        Virgin Islands Public Finance
                                  Authority, 7.25%, 10/1/18                       $   853,028
-----------------------------------------------------------------------------------------------
                                                                                  $   853,028
-----------------------------------------------------------------------------------------------

Transportation -- 6.1%
-----------------------------------------------------------------------------------------------
NR      BBB         $3,000        Guam Airport Authority, (AMT),
                                  6.70%, 10/1/23                                  $ 3,280,950
Baa1    A            3,000        Puerto Rico Highway and
                                  Transportation Authority,
                                  5.00%, 7/1/38                                     2,877,480
-----------------------------------------------------------------------------------------------
                                                                                  $ 6,158,430
-----------------------------------------------------------------------------------------------

                       See notes to financial statements

Arizona Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)
------------------- Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)      Security                                       Value
-----------------------------------------------------------------------------------------------
Water and Sewer -- 5.7%
-----------------------------------------------------------------------------------------------
Aa1     AA+         $2,000        Arizona Wastewater Management
                                  Authority, 6.80%, 7/1/11                       $  2,208,420
A1      AA-          1,000        Central Arizona Water Conservation
                                  District, 5.50%, 11/1/09                          1,083,310
Aa3     A            1,500        Phoenix, (Civic Improvement Corp.),
                                  4.75%, 7/1/23                                     1,411,245
A1      A+           1,000        Tuscon, Water Systems,
                                  6.50%, 7/1/16                                     1,074,890
-----------------------------------------------------------------------------------------------
                                                                                 $  5,777,865
-----------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
  (identified cost $92,678,595)                                                  $101,837,360
-----------------------------------------------------------------------------------------------

AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 24.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 3.3% to 8.3% of total investments.

/(1)/  Security has been issued as an inverse floater bond.
/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 1998, the value of these securities amounted to $2,867,865 or 2.8% of the Portfolio's net assets.
/(3)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Colorado Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)        Security                      Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
 NR     BBB         $  500          Guam Power Authority,
                                    6.625%, 10/1/14               $   553,510
--------------------------------------------------------------------------------
                                                                  $   553,510
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 6.9%
--------------------------------------------------------------------------------
 Aaa    NR          $4,500          Dawson Ridge, Metropolitan
                                    District #1, Escrowed to
                                    Maturity, 0.00%, 10/1/22      $ 1,165,185
 Aaa    BBB            160          Denver, City and County
                                    Airport Revenue, Pre-
                                    refunded to 11/15/01,
                                    (AMT), 7.00%, 11/15/25            174,462
 Aaa    BBB          1,185          Denver, City and County
                                    Airport Revenue, Pre-
                                    refunded to 11/15/02,
                                    (AMT), 6.75%, 11/15/22          1,290,181
 Aaa    BBB             85          Denver, City and County
                                    Airport Revenue, Pre-
                                    refunded to 11/15/04,
                                    (AMT), 7.50%, 11/15/23            101,116
--------------------------------------------------------------------------------
                                                                  $ 2,730,944
--------------------------------------------------------------------------------

Hospitals -- 23.4%
--------------------------------------------------------------------------------
 NR     NR          $  900          Colorado HFA, (Cleo Wallace
                                    Center), 7.00%, 8/1/15        $   942,867
 NR     BBB-           650          Colorado HFA, (National
                                    Jewish Center For Immunology),
                                    6.875%, 2/15/12                   717,717
 Baa1   NR           2,000          Colorado HFA, (Parkview
                                    Memorial Hospital),
                                    6.125%, 9/1/25                  2,117,640
 Baa    BBB          2,050          Colorado HFA, (Rocky
                                    Mountain Adventist
                                    Healthcare), 6.625%, 2/1/13     2,202,704
 NR     NR             600          Colorado HFA, (Steamboat
                                    Springs Health), 5.00%,
                                    9/15/03                           606,036
 NR     NR             500          Colorado HFA, (Steamboat
                                    Springs Health), 5.30%,
                                    9/15/09                           504,195
 NR     BBB          2,000          Colorado HFA, (Vail Valley
                                    Medical Center), 6.60%,
                                    1/15/20                         2,153,660
--------------------------------------------------------------------------------
                                                                  $ 9,244,819
--------------------------------------------------------------------------------

Housing -- 19.3%
--------------------------------------------------------------------------------
 A3     A           $1,000          Colorado HFA, 5.35%, 11/1/16  $ 1,003,890
 Aa     AA             500          Colorado HFA, MFMR,
                                    (AMT), 6.40%, 10/1/27             534,120
 Aa2    NR           1,130          Colorado HFA, Single
                                    Family Access Program,
                                    7.90%, 12/1/24                  1,264,979
 Aa2    NR             570          Colorado HFA, Single
                                    Family Access Program,
                                    8.00%, 12/1/24                    643,262
 Aa2    NR           1,000          Colorado HFA, Single
                                    Family Housing, (AMT),
                                    7.55%, 11/1/27                  1,134,670
 Aa2    NR             490          Colorado HFA, Single
                                    Family Housing, (AMT),
                                    7.65%, 12/1/25                    550,902
 NR     AAA          1,000          Denver, Multifamily Housing,
                                    (Lofts), (AMT), 6.15%, 12/1/16  1,052,830
 NR     NR             340          Lake Creek, Affordable
                                    Housing Corp., 8.00%,
                                    12/1/23                           358,948
 NR     AAA          1,000          Lakewood, Multifamily
                                    Housing, FHA Insured
                                    Mortgage Loan, (AMT),
                                    6.65%, 10/1/25                  1,075,870
--------------------------------------------------------------------------------
                                                                  $ 7,619,471
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 6.6%
--------------------------------------------------------------------------------
 A2     NR          $1,250          Puerto Rico Industrial,
                                    Medical and Environmental
                                    Pollution Control Facility
                                    Finance Authority, (American
                                    Home Products), 5.10%,
                                    12/1/18                       $ 1,225,875
 Baa3   BBB-         1,250          Puerto Rico Port Authority,
                                    (American Airlines), (AMT),
                                    6.25%, 6/1/26                   1,351,438
--------------------------------------------------------------------------------
                                                                  $ 2,577,313
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.2%
--------------------------------------------------------------------------------
 Aaa    AAA         $  300          Puerto Rico Electric Power
                                    Authority, "STRIPES", (FSA),
                                    Variable Rate, 7/1/03/(1)/    $   339,375
 Aaa    AAA            500          Puerto Rico Telephone
                                    Authority, (MBIA), Variable
                                    Rate, 1/16/15/(1)/                531,875
--------------------------------------------------------------------------------
                                                                  $   871,250
--------------------------------------------------------------------------------

Insured-General Obligations -- 8.4%
--------------------------------------------------------------------------------
 Aaa    AAA         $1,750          Eagle, Garfield and Routt
                                    Counties, School District
                                    No. RE 50J, (FGIC), 6.30%,
                                    12/1/12                       $ 1,948,188
 Aaa    AAA          1,160          Highlands Ranch Metropolitan
                                    District No. 2, (FSA), 6.50%,
                                    6/15/10/(2)/                    1,358,082
--------------------------------------------------------------------------------
                                                                  $ 3,306,270
--------------------------------------------------------------------------------

Insured-Housing -- 2.8%
--------------------------------------------------------------------------------
 Aaa    AAA         $1,000          Thornton, SCA Realty MFMR,
                                    (FSA), 7.10%, 1/1/30          $ 1,094,500
--------------------------------------------------------------------------------
                                                                  $ 1,094,500
--------------------------------------------------------------------------------

                       See notes to financial statements

Colorado Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
        Standard    (000's
Moody's & Poor's    omitted)        Security                        Value
--------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.7%
Aaa     AAA         $1,000          Broomfield Sales and Use Tax,
                                    (AMBAC), 6.30%, 12/1/14         $ 1,076,600
--------------------------------------------------------------------------------
                                                                    $ 1,076,600
--------------------------------------------------------------------------------

Insured-Transportation -- 7.4%
--------------------------------------------------------------------------------
Aaa     AAA         $  750          Denver, (Denver International
                                    Airport), (AMT), (MBIA),
                                    5.75%, 11/15/15                 $   790,125
Aaa     AAA          3,095          Puerto Rico Highway and
                                    Transportation Authority,
                                    (AMBAC), 0.00%, 7/1/18            1,150,690
Aaa     AAA          1,000          Puerto Rico Highway and
                                    Transportation Authority,
                                    (MBIA), (IBC), 5.00%, 7/1/38        970,540
--------------------------------------------------------------------------------
                                                                    $ 2,911,355
--------------------------------------------------------------------------------

Transportation -- 16.2%
--------------------------------------------------------------------------------
Baa3    BB+         $2,000          Denver, (United Airlines),
                                    (AMT), 6.875%, 10/1/32          $ 2,166,339
Aaa     BBB            315          Denver, City and County
                                    Airport Revenue, (AMT),
                                    6.75%, 11/15/22                     352,198
Baa1    BBB            590          Denver, City and County
                                    Airport Revenue, (AMT),
                                    7.00%, 11/15/25                     629,831
Baa1    BBB            415          Denver, City and County
                                    Airport Revenue, (AMT),
                                    7.50%, 11/15/23                     479,972
NR      NR             500          Eagle County, (Eagle County
                                    Airport Terminal), (AMT),
                                    7.50%, 5/1/21                       546,115
NR      BBB            750          Guam Airport Authority,
                                    (AMT), 6.60%, 10/1/10               819,735
NR      BBB            100          Guam Airport Authority,
                                    (AMT), 6.70%, 10/1/23               109,365
Baa1    A              250          Puerto Rico Highway and
                                    Transportation Authority,
                                    5.00%, 7/1/36                       246,433
Baa1    A            1,000          Puerto Rico Highway and
                                    Transportation Authority,
                                    5.50%, 7/1/36                     1,053,200
--------------------------------------------------------------------------------
                                                                    $ 6,403,188
--------------------------------------------------------------------------------

Water and Sewer -- 2.7%
--------------------------------------------------------------------------------
NR      NR          $1,000          Cottonwood Water and
                                    Sanitation District, 7.75%,
                                    12/1/20                         $ 1,075,940
--------------------------------------------------------------------------------
                                                                    $ 1,075,940
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
   (identified cost $36,166,584)                                    $39,465,160
--------------------------------------------------------------------------------
AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 23.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.9% to 7.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Connecticut Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000's
Moody's     & Poor's    omitted)     Security                           Value
-----------------------------------------------------------------------------------------
Cogeneration -- 4.9%
-----------------------------------------------------------------------------------------
 NR          BBB        $ 8,000      Eastern Connecticut Resource
                                     Recovery Authority,
                                     (Wheelabrator Lisbon), (AMT),
                                     5.50%, 1/1/20                      $     7,920,160
-----------------------------------------------------------------------------------------
                                                                        $     7,920,160
-----------------------------------------------------------------------------------------

Education -- 9.6%
-----------------------------------------------------------------------------------------
 NR          BBB-       $ 4,775      Connecticut HEFA, (Quinnipiac
                                     College), 6.00%, 7/1/23            $     4,878,904
 Baa3        BBB-         1,000      Connecticut HEFA, (Sacred Heart
                                     University), 5.80%, 7/1/23               1,005,310
 Ba2         BBB-         5,500      Connecticut HEFA, (University
                                     of Hartford), 6.80%, 7/1/22              5,824,500
 Aaa         AAA          3,400      Connecticut HEFA, (Yale
                                     University), Variable Rate,
                                     6/10/30(1)                               3,846,250
-----------------------------------------------------------------------------------------
                                                                        $    15,554,964
-----------------------------------------------------------------------------------------

Electric Utilities -- 5.3%
-----------------------------------------------------------------------------------------
 NR          BBB        $ 3,625      Guam Power Authority,
                                     6.30%, 10/1/22                     $     3,849,823
 NR          BBB          1,100      Guam Power Authority,
                                     6.625%, 10/1/14                          1,217,722
 NR          NR           3,220      Virgin Islands Water and Power
                                     Authority, 7.40%, 7/1/11                 3,538,072
-----------------------------------------------------------------------------------------
                                                                        $     8,605,617
-----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.5%
-----------------------------------------------------------------------------------------
 NR          A          $ 1,000      Connecticut HEFA, (Sacred Heart
                                     University), 6.80%, 7/1/12         $     1,112,830
 A1          AAA            645      Connecticut State, (STOB),
                                     (Transportation Infrastructure
                                     Purposes), 6.50%, 7/1/09                   674,270
 NR          AA-            650      Connecticut State, General
                                     Obligations Bonds,
                                     6.875%, 7/15/10                            698,900
-----------------------------------------------------------------------------------------
                                                                        $     2,486,000
-----------------------------------------------------------------------------------------

General Obligations -- 2.0%
-----------------------------------------------------------------------------------------
 Aa3         AA-        $ 1,750      Connecticut State, Capital
                                     Appreciation Bonds,
                                     0.00%, 11/1/09                     $     1,049,143
 Aa2         AA           1,270      Danbury, 4.50%, 2/1/14                   1,230,033
 NR          BBB            500      Guam, 5.40%, 11/15/18                      501,600
 Baa1        A          $ 1,065      Puerto Rico, Public
                                     Improvement, 0.00%, 7/1/15         $       451,326
-----------------------------------------------------------------------------------------
                                                                        $     3,232,102
-----------------------------------------------------------------------------------------

Hospitals -- 9.5%
-----------------------------------------------------------------------------------------
 Baa2        NR         $ 5,400      Connecticut HEFA, (Griffin
                                     Hospital), 5.75%, 7/1/23           $     5,424,894
 Baa2        BBB            500      Connecticut HEFA, (Hospital for
                                     Special Care), 5.375%, 7/1/17              498,095
 NR          NR           2,000      Connecticut HEFA, (New Britain
                                     Memorial Hospital),
                                     7.75%, 7/1/22                            2,286,680
 NR          A+           1,100      Connecticut HEFA, (William W.
                                     Backus Hospital), 6.00%, 7/1/12          1,164,229
 NR          A+           5,780      Connecticut HEFA, (William W.
                                     Backus Hospital),
                                     6.375%, 7/1/22                           6,125,817
-----------------------------------------------------------------------------------------
                                                                        $    15,499,715
-----------------------------------------------------------------------------------------

Housing -- 11.0%
-----------------------------------------------------------------------------------------
 Aa          AA         $ 3,000      Connecticut HFA, MRB,
                                     6.20%, 5/15/14                     $     3,176,520
 Aa2         AA           1,620      Connecticut HFA, MRB,
                                     6.35%, 5/15/17                           1,730,128
 Aa2         AA             210      Connecticut HFA, MRB,
                                     6.55%, 11/15/13                            224,459
 Aa2         AA           2,515      Connecticut HFA, MRB,
                                     6.60%, 11/15/23                          2,697,966
 Aa2         AA           2,925      Connecticut HFA, MRB,
                                     6.70%, 11/15/12                          3,161,867
 Aa2         AA           1,705      Connecticut HFA, MRB,
                                     6.75%, 11/15/23                          1,847,009
 Aa2         AA             200      Connecticut HFA, MRB,
                                     7.00%, 11/15/09                            213,422
 Aa          AA              15      Connecticut HFA, MRB,
                                     7.625%, 11/15/17                            15,271
 Aa2         AA           4,545      Connecticut HFA, MRB, (AMT),
                                     6.20%, 11/15/22                          4,825,290
-----------------------------------------------------------------------------------------
                                                                        $    17,891,932
-----------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 3.4%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      Connecticut Development
                                     Authority PCR, (Pfizer, Inc.),
                                     6.55%, 2/15/13                     $     1,094,060

                       See notes to financial statements

Connecticut Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000's
Moody's     & Poor's    omitted)     Security                           Value
-----------------------------------------------------------------------------------------
Industrial Development Revenue /
Pollution Control Revenue (continued)
-----------------------------------------------------------------------------------------
 NR          NR         $ 3,065      Connecticut Development
                                     Authority, Airport Facility,
                                     (Signature Flight), (AMT),
                                     6.625%, 12/1/14                    $     3,284,209
 A3          BBB+         1,100      Sprague, Environmental
                                     Improvement, (International
                                     Paper Co.), (AMT), 5.70%,
                                     10/1/21                                  1,134,298
-----------------------------------------------------------------------------------------
                                                                        $     5,512,567
-----------------------------------------------------------------------------------------

Insured-Education -- 4.3%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 3,250      Connecticut HEFA, (Choate
                                     Rosemary College), (MBIA),
                                     5.00%, 7/1/27                      $     3,174,568
 Aaa         AAA          1,555      Connecticut HEFA, (Choate
                                     Rosemary College), (MBIA),
                                     6.80%, 7/1/15(2)                         1,773,882
 Aaa         AAA          2,000      Connecticut HEFA, (Trinity
                                     College), (MBIA), 5.50%, 7/1/21          2,126,920
-----------------------------------------------------------------------------------------
                                                                        $     7,075,370
-----------------------------------------------------------------------------------------

Insured-General Obligations -- 1.3%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      New Britain, (MBIA),
                                     6.00%, 3/1/12                      $     1,125,090
 Aaa         AAA          1,000      Puerto Rico, (MBIA),
                                     5.375%, 7/1/25                           1,023,420
-----------------------------------------------------------------------------------------
                                                                        $     2,148,510
-----------------------------------------------------------------------------------------

Insured-Hospitals -- 7.0%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      Connecticut HEFA, (Bridgeport
                                     Hospital), (MBIA),
                                     6.625%, 7/1/18                     $     1,090,400
 Aaa         AAA          1,000      Connecticut HEFA, (Danbury
                                     Hospital), (AMBAC),
                                     5.375%, 7/1/17                           1,018,440
 Aaa         AAA          1,000      Connecticut HEFA, (Hospital of
                                     St. Raphael), (AMBAC),
                                     6.50%, 7/1/11                            1,176,480
 Aaa         AAA          1,500      Connecticut HEFA, (Hospital of
                                     St. Raphael), (AMBAC),
                                     6.625%, 7/1/14                           1,612,920
 Aaa         AAA          2,350      Connecticut HEFA, (Lawrence and
                                     Memorial Hospital), (MBIA),
                                     5.00%, 7/1/22                            2,271,933
 Aaa         AAA          2,000      Connecticut HEFA, (Veterans
                                     Memorial Medical Center),
                                     (MBIA), 5.375%, 7/1/15                   2,061,940
 Aaa         AAA        $ 2,000      Connecticut HEFA, (Yale-New
                                     Haven Hospital), (MBIA), 6.50%,    $     2,168,160
                                     7/1/12
-----------------------------------------------------------------------------------------
                                                                        $    11,400,273
-----------------------------------------------------------------------------------------

Insured-Housing -- 0.2%
-----------------------------------------------------------------------------------------
 NR          AA         $   305      Puerto Rico Housing Finance
                                     Corp., (AMBAC), 7.50%, 10/1/11     $       315,144
-----------------------------------------------------------------------------------------
                                                                        $       315,144
-----------------------------------------------------------------------------------------

Insured-Transportation -- 5.9%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 8,200      Connecticut State, Airport
                                     Revenue, (Bradley
                                     International), (FGIC), 7.65%,
                                     10/1/12                            $     9,576,779
-----------------------------------------------------------------------------------------
                                                                        $     9,576,779
-----------------------------------------------------------------------------------------

Nursing Homes -- 15.1%
-----------------------------------------------------------------------------------------
 NR          NR         $ 1,240      Connecticut Development
                                     Authority, (Baptist Homes),
                                     9.00%, 9/1/22                      $     1,397,046
 A2          NR           9,000      Connecticut Development
                                     Authority, Health Care Bonds,
                                     (Duncaster), 6.75%, 9/1/15               9,737,549
 A1          AA-            720      Connecticut HEFA, (NHP),
                                     (Highland View), (AMT), 7.00%,
                                     11/1/07                                    832,442
 A1          AA-          1,305      Connecticut HEFA, (NHP),
                                     (Sharon Healthcare), 6.25%,
                                     11/1/14                                  1,445,235
 A1          AA-            655      Connecticut HEFA, (NHP), (St.
                                     Camillus), 6.25%, 11/1/18                  716,747
 A1          AA-          3,250      Connecticut HEFA, (NHP), (St.
                                     Joseph's Manor),
                                     6.25%, 11/1/16                           3,599,245
 A1          AA-            335      Connecticut HEFA, (NHP),
                                     (Wadsworth Glen), (AMT),
                                     7.00%, 11/1/07                             387,317
 A1          AA-          2,000      Connecticut HEFA, (NHP),
                                     (Wadsworth Glen), (AMT),
                                     7.50%, 11/1/16                           2,355,620
 A1          AA-          3,000      Connecticut HEFA, (NHP),
                                     (Windsor), 7.125%, 11/1/14               3,444,330
 A1          AA-            500      Connecticut HEFA, (NHP),
                                     (Windsor), 7.125%, 11/1/24                 573,760
-----------------------------------------------------------------------------------------
                                                                        $    24,489,291
-----------------------------------------------------------------------------------------

Solid Waste -- 5.4%
-----------------------------------------------------------------------------------------
 A           NR         $ 2,500      Bristol Resource Recovery
                                     Facility, (Ogden Martin
                                     Systems),                          $     2,762,950
                                     6.50%, 7/1/14

                       See notes to financial statements

Connecticut Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000's
Moody's     & Poor's    omitted)     Security                           Value
-----------------------------------------------------------------------------------------
Solid Waste (continued)
-----------------------------------------------------------------------------------------
 Baa1        A-         $ 4,250      Connecticut Resources Recovery
                                     Authority, (American REF-FUEL
                                     Co.), (AMT), 6.45%, 11/15/22       $     4,560,973
 A2          NR             450      Connecticut Resources Recovery
                                     Authority, (American REF-FUEL
                                     Co.), (AMT), 8.00%, 11/15/15               467,181
 A2          A-           1,000      Connecticut Resources Recovery
                                     Authority, (American REF-FUEL
                                     Co.), (AMT), 8.10%, 11/15/15             1,040,600
-----------------------------------------------------------------------------------------
                                                                        $     8,831,704
-----------------------------------------------------------------------------------------

Special Tax Revenue -- 4.4%
-----------------------------------------------------------------------------------------
 A1          AA-        $ 3,180      Connecticut State, (STOB),
                                     6.125%, 9/1/12                     $     3,614,579
 A1          AA-          2,000      Connecticut State, (STOB),
                                     6.50%, 10/1/12                           2,345,280
 NR          NR           1,000      Virgin Islands Public Finance
                                     Authority, 7.25%, 10/1/18                1,137,370
-----------------------------------------------------------------------------------------
                                                                        $     7,097,229
-----------------------------------------------------------------------------------------

Student Loans -- 2.5%
-----------------------------------------------------------------------------------------
 A1          NR         $ 1,180      Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds, (AMT),
                                     6.20%, 11/15/09                    $     1,250,788
 A1          NR             390      Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds, (AMT),
                                     7.375%, 11/15/05                           400,187
 A1          NR           2,435      Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds, (AMT),
                                     7.50%, 11/15/10                          2,500,185
-----------------------------------------------------------------------------------------
                                                                        $     4,151,160
-----------------------------------------------------------------------------------------

Transportation -- 5.8%
-----------------------------------------------------------------------------------------
 NR          BBB        $ 2,000      Guam Airport Authority, (AMT),
                                     6.70%, 10/1/23                     $     2,187,300
 Baa1        A            1,020      Puerto Rico Highway and
                                     Transportation Authority,
                                     4.75%, 7/1/38                              956,862
 Baa1        A            1,000      Puerto Rico Highway and
                                     Transportation Authority,
                                     5.00%, 7/1/38                              959,160
 Baa1        A            4,965      Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/15                            5,251,778
-----------------------------------------------------------------------------------------
                                                                        $     9,355,100
-----------------------------------------------------------------------------------------

Water and Sewer -- 0.9%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,250      Connecticut State, Clean Water
                                     Fund, 6.00%, 10/1/12               $     1,415,225
-----------------------------------------------------------------------------------------
                                                                        $     1,415,225
-----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $151,783,349)                                     $   162,558,842
-----------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 18.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.5% to 10.3% of total investments.

(1) Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.



                       See notes to financial statements

Michigan Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
---------------------------------------------------------------------------------------
Electric Utilities -- 1.6%
---------------------------------------------------------------------------------------
 NR          BBB        $  1,000      Guam Power Authority,
                                      6.625%, 10/1/14                   $     1,107,020
 Baa1        BBB+            500      Michigan South Central Power
                                      Agency Supply System,
                                      6.75%, 11/1/10                            536,835
 Baa1        BBB+            365      Puerto Rico Electric Power
                                      Authority, 7.125%, 7/1/14                 380,666
---------------------------------------------------------------------------------------
                                                                        $     2,024,521
---------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 2.4%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  1,000      Lake Orion School District,
                                      Prerefunded to 5/1/05,
                                      (AMBAC), 7.00%, 5/1/20            $     1,165,750
 NR          NR            1,770      Michigan Strategic
                                      Environmental Research
                                      Institute, Prerefunded to
                                      8/15/02, 6.375%, 8/15/12                1,922,114
---------------------------------------------------------------------------------------
                                                                        $     3,087,864
---------------------------------------------------------------------------------------

General Obligations -- 6.3%
---------------------------------------------------------------------------------------
 Aa2         AA+        $    500      Avondale School District,
                                      School Building and Site,
                                      6.75%, 5/1/14                     $       536,195
 Baa2        BBB+          5,115      Detroit, 6.35%, 4/1/14                  5,550,286
 Aaa         BBB+            500      Detroit, 6.70%, 4/1/10                    571,235
 Aa2         AA+           1,000      Mattawan Consolidated Schools,
                                      6.40%, 5/1/09                           1,093,550
 Baa1        A               500      Puerto Rico, 0.00%, 7/1/16                200,355
 Baa1        A               700      Puerto Rico, 0.00%, 7/1/18                252,784
---------------------------------------------------------------------------------------
                                                                        $     8,204,405
---------------------------------------------------------------------------------------

Hospitals -- 13.6%
---------------------------------------------------------------------------------------
 NR          BBB        $  2,000      Michigan HFA, (Central
                                      Michigan Community Hospital),
                                      6.25%, 10/1/27                    $     2,111,460
 A2          A             2,975      Michigan HFA, (Detroit Medical
                                      Center Obligated Group),
                                      5.50%, 8/15/23                          3,006,684
 A2          A             4,000      Michigan HFA, (Detroit Medical
                                      Center Obligated Group),
                                      6.25%, 8/15/13                          4,330,080
 Aa          AA              250      Michigan HFA, (Henry Ford
                                      Continuing Care Corp.),
                                      6.75%, 7/1/11                             270,703
 A1          NR         $  9,000      Michigan HFA, (McLaren
                                      Obligated Group), 4.50%,
                                      10/15/21                                8,094,329
---------------------------------------------------------------------------------------
                                                                        $    17,813,256
---------------------------------------------------------------------------------------

Housing -- 1.4%
---------------------------------------------------------------------------------------
 NR          AA-        $    740      Michigan HDA, Rental Housing,
                                      (AMT), 7.15%, 4/1/10              $       796,773
 NR          AA+           1,000      Michigan HDA, SFMR, (AMT),
                                      6.20%, 12/1/27                          1,063,290
---------------------------------------------------------------------------------------
                                                                        $     1,860,063
---------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution Control
Revenue -- 13.1%
---------------------------------------------------------------------------------------
 Baa1        BBB        $  2,000      Dickinson, PCR, (Champion
                                      International), 5.85%, 10/1/18    $     2,085,980
 NR          BB-           1,000      Michigan Strategic Fund,
                                      (Crown Paper), (AMT), 6.50%,
                                      8/1/21                                  1,024,070
 A3          A             5,970      Michigan Strategic Fund,
                                      (General Motors Corp.),
                                      6.20%, 9/1/20                           6,458,166
 NR          BB-             110      Michigan Strategic Fund,
                                      (KMart Corp.), 6.80%, 12/15/07            117,033
 NR          NR            3,000      Michigan Strategic Fund, (S.D.
                                      Warren Co.), (AMT),
                                      7.375%, 1/15/22                         3,332,940
 Baa3        BBB-          2,750      Puerto Rico Port Authority,
                                      (American Airlines), (AMT),
                                      6.25%, 6/1/26                           2,973,163
 Baa3        BBB-            490      Puerto Rico Port Authority,
                                      (American Airlines), (AMT),
                                      6.30%, 6/1/23                             520,057
 NR          BB-             530      Richmond EDC, (KMart Corp.),
                                      6.625%, 1/1/07                            570,911
---------------------------------------------------------------------------------------
                                                                        $    17,082,320
---------------------------------------------------------------------------------------

Insured-Colleges and Universities -- 5.6%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  2,870      Eastern Michigan University,
                                      (FGIC), 5.50%, 6/1/27             $     2,971,598
 Aaa         AAA           2,750      Ferris State University,
                                      (MBIA), 5.25%, 10/1/20                  2,754,318
 Aaa         AAA           1,000      Michigan State
                                      University-Grand Valley,
                                      (MBIA), 5.25%, 10/1/17                  1,008,950
 Aaa         AAA             500      Western Michigan University,
                                      (AMBAC), 6.50%, 7/15/21                   539,900
---------------------------------------------------------------------------------------
                                                                        $     7,274,766
---------------------------------------------------------------------------------------

                       See notes to financial statements

Michigan Municipals Portfolio  as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)     Principal
--------------------    Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
---------------------------------------------------------------------------------------

Insured-Electric Utilities -- 4.1%
---------------------------------------------------------------------------------------
 Aaa         AAA        $    300      Michigan Strategic Fund,
                                      (Detroit Edison Co.), (FGIC),
                                      6.95%, 5/1/11                     $       363,741
 Aaa         AAA           4,000      Michigan Strategic Fund,
                                      (Detroit Edison Co.), (FGIC),
                                      6.95%, 9/1/21                           4,349,960
 Aaa         AAA             550      Monroe County, PCR, (Detroit
                                      Edison Co.), (FGIC), (AMT),
                                      7.65%, 9/1/20                             595,287
---------------------------------------------------------------------------------------
                                                                        $     5,308,988
---------------------------------------------------------------------------------------

Insured-General Obligations -- 14.6%
---------------------------------------------------------------------------------------
 Aaa         AAA        $    500      Detroit, (FGIC), 5.50%, 4/1/16    $       514,885
 Aaa         AAA           1,000      Grand Ledge School District,
                                      (MBIA), 5.375%, 5/1/24                  1,018,070
 Aaa         AAA           1,900      Holland School District,
                                      (AMBAC), 0.00%, 5/1/17                    729,638
 Aaa         AAA           2,000      Kalamazoo, (MBIA),
                                      5.40%, 5/1/14                           2,117,740
 Aaa         AAA           1,000      Lake Shore Public Schools,
                                      Macomb County, (FSA),
                                      5.50%, 5/1/17                           1,033,210
 Aaa         AAA           2,000      Lincoln Park School District,
                                      (FGIC), 5.00%, 5/1/20                   1,954,460
 Aaa         AAA           1,500      Lincoln Park School District,
                                      (FGIC), 5.90%, 5/1/26                   1,664,820
 Aaa         AAA           2,410      Okemos Public Schools, (MBIA),
                                      0.00%, 5/1/16                             973,953
 Aaa         AAA          13,700      Parchment School District,
                                      (MBIA), 5.00%, 5/1/25(2)                1,347,395
 Aaa         AAA           4,740      South Redford School District,
                                      (FGIC), 5.50%, 5/1/22                   4,887,271
 Aaa         AAA           2,750      Ypsilanti School District,
                                      (FGIC), 5.375%, 5/1/26                  2,799,693
---------------------------------------------------------------------------------------
                                                                        $    19,041,135
---------------------------------------------------------------------------------------

Insured-Hospitals -- 6.1%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  1,300      Jackson HFA, (W.A. Foote
                                      Memorial), (FGIC),
                                      4.75%, 6/1/15                     $     1,241,136
 Aaa         NR              900      Kalamazoo HFA, (Bronson
                                      Methodist Hospital), (MBIA),
                                      5.50%, 5/15/28                            924,696
 Aaa         AAA           3,500      Kent HFA, (Butterworth Health
                                      System), (MBIA),
                                      6.125%, 1/15/16                         3,941,490
 Aaa         NR         $  1,000      Michigan State HFA, (Botsford
                                      Hospital Obligation), (MBIA),
                                      5.00%, 2/15/22                            963,150
 Aaa         AAA           1,000      Petoskey, HFA, (Northern
                                      Michigan Hospital Obligation),
                                      (MBIA), 5.00%, 11/15/27                   959,130
---------------------------------------------------------------------------------------
                                                                        $     8,029,602
---------------------------------------------------------------------------------------

Insured-Housing -- 2.1%
---------------------------------------------------------------------------------------
 Aaa         AAA        $    500      Michigan HDA, (Parkway
                                      Meadows), (FSA),
                                      6.85%, 10/15/18                   $       536,140
 Aaa         AAA           2,075      Michigan HDA, SFMR, (AMBAC),
                                      (AMT), 6.05%, 12/1/27                   2,182,610
---------------------------------------------------------------------------------------
                                                                        $     2,718,750
---------------------------------------------------------------------------------------

Insured-Life Care -- 4.7%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  2,200      Hancock HFA, (Portage Health),
                                      (MBIA), 5.45%, 8/1/47             $     2,222,814
 Aaa         AAA           1,000      Michigan State HFA,
                                      (Midmichigan Obligation
                                      Group), (FSA), 5.375%, 6/1/27           1,013,490
 Aaa         AAA           3,000      Michigan State HFA, (Oakwood
                                      Obligation Group), (FSA),
                                      5.00%, 8/15/26                          2,880,000
---------------------------------------------------------------------------------------
                                                                        $     6,116,304
---------------------------------------------------------------------------------------

Insured-Transportation -- 2.9%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  4,000      Wayne Charter County, Airport
                                      Revenue, Detroit Metropolitan
                                      Wayne County Airport, (MBIA),
                                      (AMT), 5.00%, 12/1/28             $     3,816,720
---------------------------------------------------------------------------------------
                                                                        $     3,816,720
---------------------------------------------------------------------------------------

Insured-Water and Sewer -- 5.6%
---------------------------------------------------------------------------------------
 Aaa         AAA        $  7,680      Detroit, City Water Supply
                                      System, (FGIC), 4.75%,
                                      7/1/19(3)                         $     7,284,402
---------------------------------------------------------------------------------------
                                                                        $     7,284,402
---------------------------------------------------------------------------------------

Life Care -- 2.0%
---------------------------------------------------------------------------------------
 NR          BBB        $  1,500      Kalamazoo EDC, (Friendship
                                      Village), 6.25%, 5/15/27          $     1,587,345
 NR          NR            1,000      Michigan HFA, (Presbyterian
                                      Village), 6.50%, 1/1/25                 1,072,680
---------------------------------------------------------------------------------------
                                                                        $     2,660,025
---------------------------------------------------------------------------------------

                       See notes to financial statements

Michigan Municipals Portfolio  as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
--------------------    Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
---------------------------------------------------------------------------------------
Miscellaneous -- 1.2%
---------------------------------------------------------------------------------------
 NR          NR         $  1,500      Pittsfield Township EDC,
                                      (Arbor Hospice), 7.875%,
                                      8/15/27                           $     1,585,605
---------------------------------------------------------------------------------------
                                                                        $     1,585,605
---------------------------------------------------------------------------------------

Pooled Loans -- 4.8%
---------------------------------------------------------------------------------------
 NR          A          $  1,825      Michigan Municipal Bond
                                      Authority Local Government
                                      Loan,                             $     2,016,406
                                      6.75%, 5/1/12
 NR          A               590      Michigan Municipal Bond
                                      Authority Local Government
                                      Loan,                                     645,442
                                      6.90%, 5/1/21
 Aa2         AA+           2,550      Michigan Municipal Bond
                                      Authority Local Government
                                      Loan-Qualified School, 6.50%,           2,826,548
                                      5/1/07
 Aa2         AA+             760      Michigan Municipal Parking
                                      Bond Authority, 6.50%, 11/1/08            840,849
---------------------------------------------------------------------------------------
                                                                        $     6,329,245
---------------------------------------------------------------------------------------

Special Tax Revenue -- 7.2%
---------------------------------------------------------------------------------------
 NR          BBB+       $    250      Battle Creek, Downtown
                                      Development Authority Tax
                                      Increment, 7.60%, 5/1/16          $       294,893
 NR          BBB+          1,315      Battle Creek, Downtown
                                      Development Authority Tax
                                      Increment, 7.65%, 5/1/22                1,554,448
 NR          A             4,300      Detroit, (Convention Facility
                                      Cobo Hall Expansion),
                                      5.25%, 9/30/12/(1)//(3)/                4,336,722
 NR          A-            3,050      Detroit, Downtown Tax
                                      Increment, 0.00%, 7/1/16                1,157,811
 NR          A-            2,000      Detroit, Downtown Tax
                                      Increment, 0.00%, 7/1/20                  598,660
 A3          A             1,500      Detroit, Local Development
                                      Finance Authority, 5.375%,
                                      5/1/21                                  1,515,735
---------------------------------------------------------------------------------------
                                                                        $     9,458,269
---------------------------------------------------------------------------------------

Water and Sewer -- 0.7%
---------------------------------------------------------------------------------------
 Aa1         AA+        $  1,000      Michigan Municipal Bond
                                      Authority, (Clean Water
                                      Revolving Fund), 4.75%,
                                      10/1/18/(2)/                      $       948,320
---------------------------------------------------------------------------------------
                                                                        $       948,320
---------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $119,726,431)                                     $   130,644,560
---------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 46.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 3.5% to 21.9%.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)  When-issued security.
(3) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       See notes to financial statements

Minnesota Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
------------------      Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                           Value
----------------------------------------------------------------------------------------

Assisted Living -- 1.7%
----------------------------------------------------------------------------------------
 NR          NR         $  1,000      St. Paul, Housing and
                                      Redevelopment, (Care Institute,
                                      Inc. -Highland), 8.75%, 11/1/24    $    1,157,940
----------------------------------------------------------------------------------------
                                                                         $    1,157,940
----------------------------------------------------------------------------------------

Education -- 7.1%
----------------------------------------------------------------------------------------
 A2          NR         $  1,000      Hopkins, (Blake School),
                                      5.50%, 9/1/24                      $    1,018,910
 A3          NR              500      Minnesota Higher Education
                                      Facilities Authority, (St.
                                      John's University), 5.40%,
                                      10/1/22                                   509,555
 Baa2        NR              500      Minnesota Higher Education
                                      Facilities Authority, (St.
                                      Mary's College), 6.15%, 10/1/23           521,035
 A2          NR            1,100      Minnesota Higher Education
                                      Facilities Authority,
                                      (University of St. Thomas),
                                      5.40%, 4/1/22                           1,120,097
 A2          NR            1,510      Minnesota Higher Education
                                      Facilities Authority,
                                      (University of St. Thomas),
                                      5.40%, 4/1/23                           1,532,318
----------------------------------------------------------------------------------------
                                                                         $    4,701,915
----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.0%
----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,700      Minnesota State, Prerefunded
                                      to 8/1/02, Variable
                                      Rate, 8/1/11(1)                    $    1,965,166
----------------------------------------------------------------------------------------
                                                                         $    1,965,166
----------------------------------------------------------------------------------------

General Obligations -- 2.8%
----------------------------------------------------------------------------------------
 Aaa         AAA        $    200      Minneapolis and St. Paul,
                                      Airports Commission, (AMT),
                                      6.60%, 1/1/09                      $      213,808
 Aaa         AAA             300      Minneapolis and St. Paul,
                                      Airports Commission, (AMT),
                                      6.60%, 1/1/10                             320,220
 Aaa         AAA           1,000      Minnesota State, (Duluth
                                      Airport), (AMT), 6.25%, 8/1/14          1,098,110
 A1          AA-             200      St. Cloud, Variable
                                      Rate, 8/1/13(1)                           222,750
----------------------------------------------------------------------------------------
                                                                         $    1,854,888
----------------------------------------------------------------------------------------

Hospitals -- 17.1%
----------------------------------------------------------------------------------------
 Baa1        A-         $  1,250      Minneapolis and St. Paul,
                                      Housing and Redevelopment
                                      Authority, (Group Health Plan,
                                      Inc.), 6.75%, 12/1/13              $    1,352,575
 Baa1        A-              250      Minneapolis and St. Paul,
                                      Housing and Redevelopment
                                      Authority, (Group Health Plan,
                                      Inc.), 6.90%, 10/15/22                    272,570
 NR          BBB+          2,120      Red Wing Health Care Facilities,
                                      (River Region Obligation Group),
                                      6.50%, 9/1/22                           2,279,191
 NR          AA+           1,000      Rochester Health Care
                                      Facilities, (Mayo Clinic),
                                      5.50%, 11/15/27                         1,031,900
 NR          AA+           2,200      Rochester Health Care
                                      Facilities, (Mayo Clinic),
                                      (AMT), Variable
                                      Rate, 11/15/15(1)                       2,535,500
 Baa3        BBB           1,000      St. Paul, Housing and
                                      Redevelopment Authority,
                                      (Healtheast), 6.625%, 11/1/17           1,075,120
 Baa3        BBB           2,500      St. Paul, Housing and
                                      Redevelopment Authority,
                                      (Healtheast), 6.625%, 11/1/17           2,687,799
----------------------------------------------------------------------------------------
                                                                         $   11,234,655
----------------------------------------------------------------------------------------

Housing -- 23.4%
----------------------------------------------------------------------------------------
 NR          AAA        $    300      Coon Rapids, Multifamily
                                      Housing, (Browns Meadow), (FHA),
                                      (AMT), 6.85%, 8/1/33               $      316,716
 NR          AAA           1,395      Dakota County, Housing and
                                      Redevelopment Authority, (GNMA),
                                      7.375%, 12/1/29(2)                      1,532,463
 Aaa         NR              500      Little Canada, Facilities
                                      Revenue, (Cedars Lakeside)
                                      (GNMA),
                                      5.90%, 8/1/20                             523,510
 Aaa         NR              500      Little Canada, Facilities
                                      Revenue, (Cedars Lakeside)
                                      (GNMA), 5.95%, 2/1/32                     521,415
 Aa          NR            1,200      Maplewood, Multifamily Housing,
                                      (Beaver Creek), (FHA),
                                      6.50%, 9/1/24                           1,276,584
 NR          AAA              80      Minneapolis and St. Paul,
                                      Housing Finance Board, SFM,
                                      (GNMA), (AMT), 7.30%, 8/1/31               84,360
 Aa2         AA              400      Minnesota HFA, SFMR,
                                      6.95%, 7/1/16                             428,084
 Aa2         AA+           3,975      Minnesota HFA, SFMR, (AMT),
                                      6.50%, 1/1/26(3)                        4,193,823
 Aa2         AA+           1,000      Minnesota HFA, SFMR, (AMT),
                                      6.75%, 7/1/12                           1,057,080

                       See notes to financial statements

Minnesota Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
-------------------     Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                           Value
----------------------------------------------------------------------------------------

Housing (continued)
----------------------------------------------------------------------------------------
 Aa2         AA         $    650      Minnesota HFA, SFMR, (AMT),
                                      6.75%, 1/1/26                      $      688,513
 Aa2         AA+           1,235      Minnesota HFA, SFMR, (AMT),
                                      6.85%, 1/1/24                           1,309,779
 Aa2         AA              380      Minnesota HFA, SFMR, (AMT),
                                      7.05%, 7/1/22                             397,951
 Aa          NR            1,250      St. Louis Park, (Knollwood
                                      Apartments), (FHA),
                                      6.25%, 12/1/28                          1,326,988
 Aaa         NR            1,685      St. Paul, Housing and
                                      Redevelopment Authority, (Cliffe
                                      Apartments), (GNMA),
                                      6.00%, 1/1/31                           1,749,957
----------------------------------------------------------------------------------------
                                                                         $   15,407,223
----------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 8.1%
----------------------------------------------------------------------------------------
 NR          A-         $  1,000      Cloquet PCR, (Potlach Corp.),
                                      5.90%, 10/1/26                     $    1,054,250
 NR          A-              750      Minneapolis, Community
                                      Development Agency,
                                      6.00%, 6/1/11                             779,580
 NR          A-              100      Minneapolis, Community
                                      Development Agency,
                                      7.35%, 12/1/09                            106,687
 NR          A-            1,250      Minneapolis, Community
                                      Development Agency,
                                      7.40%, 12/1/21                          1,333,488
 NR          A-            1,605      Minneapolis, Community
                                      Development Agency, (AMT),
                                      6.80%, 12/1/24                          1,739,932
 NR          A-              300      Minneapolis, Community
                                      Development Agency, (Firemans
                                      Ins.), 6.40%, 12/1/04                     307,863
----------------------------------------------------------------------------------------
                                                                         $    5,321,800
----------------------------------------------------------------------------------------

Insured-Electric Utilities -- 14.8%
----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,050      Northern Minnesota Municipal
                                      Power Agency, (AMBAC),
                                      5.30%, 1/1/21                      $    1,065,687
 Aaa         AAA             700      Northern Minnesota Municipal
                                      Power Agency, (FSA), 5.40%,
                                      1/1/16(4)                                 717,094
 Aaa         AAA           3,000      Southern Minnesota Municipal
                                      Power Agency, (MBIA),
                                      0.00%, 10/1/21                            959,610
 Aaa         AAA          10,000      Southern Minnesota Municipal
                                      Power Agency, (MBIA),
                                      0.00%, 1/1/25                           2,593,900
 Aaa         AAA        $  9,880      Southern Minnesota Municipal
                                      Power Agency, (MBIA),
                                      0.00%, 1/1/26                      $    2,431,270
 Aaa         AAA           4,800      Southern Minnesota Municipal
                                      Power Agency, (MBIA),
                                      0.00%, 1/1/27                           1,122,288
 Aaa         AAA             300      Southern Minnesota Municipal
                                      Power Agency, (MBIA), (AMT),
                                      Variable Rate, 1/1/18(1)(5)               324,000
 Aaa         AAA             510      Western Minnesota Municipal
                                      Power Agency, (MBIA), 5.50%,
                                      1/1/15                                    510,184
----------------------------------------------------------------------------------------
                                                                         $    9,724,033
----------------------------------------------------------------------------------------

Insured-General Obligations -- 2.3%
----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,330      St. Francis, Independent School
                                      District No. 15, (FGIC),
                                      6.35%, 2/1/12                      $    1,495,066
----------------------------------------------------------------------------------------
                                                                         $    1,495,066
----------------------------------------------------------------------------------------

Insured-Hospitals -- 3.6%
----------------------------------------------------------------------------------------
 Aaa         AAA        $    100      Minneapolis and St. Paul,
                                      Housing and Redevelopment
                                      Authority, (Health One), (MBIA),
                                      7.40%, 8/15/11                     $      108,003
 Aaa         AAA             250      Minneapolis, Hospital Revenue,
                                      (Fairview Hospital), (MBIA),
                                      6.50%, 1/1/11                             269,955
 Aaa         AAA             450      Minnesota Agricultural and
                                      Economic Development, (Fairview
                                      Hospital), (MBIA), 5.75%,
                                      11/15/26                                  478,607
 Aaa         AAA             450      Plymouth, Health Facilities,
                                      (Westhealth), (CGIC),
                                      6.25%, 6/1/16                             493,268
 Aaa         AAA           1,000      St. Louis Park, Health Care
                                      Facilities, (AMBAC), Variable
                                      Rate, 7/1/13(1)                         1,013,750
----------------------------------------------------------------------------------------
                                                                         $    2,363,583
----------------------------------------------------------------------------------------

Insured-Housing -- 2.5%
----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,500      SCA MFMR Receipts, Burnsville,
                                      (FSA), 7.10%, 1/1/30               $    1,641,750
----------------------------------------------------------------------------------------
                                                                         $    1,641,750
----------------------------------------------------------------------------------------

                       See notes to financial statements

Minnesota Municipals Portfolio  as of July 31, 1998
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS CONT'D
--------------------------------------------------------------------------------


Ratings (Unaudited)
-------------------     Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                           Value
----------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 4.8%
----------------------------------------------------------------------------------------
 Aaa         AAA        $  3,000      St. Paul, Housing and
                                      Redevelopment Authority, (Civic
                                      Center), (MBIA), 5.45%, 11/1/13    $    3,134,399
----------------------------------------------------------------------------------------
                                                                         $    3,134,399
----------------------------------------------------------------------------------------

Lease Revenue / Certificates of
Participation -- 3.5%
----------------------------------------------------------------------------------------
 Baa1        NR         $    350      Cambridge EDA, 6.25%, 2/1/14       $      362,471
 NR          AA            1,770      Hennepin County,
                                      6.80%, 5/1/17(2)                        1,920,893
----------------------------------------------------------------------------------------
                                                                         $    2,283,364
----------------------------------------------------------------------------------------

Miscellaneous -- 1.5%
----------------------------------------------------------------------------------------
 NR          NR         $  1,000      Red Lake Band of Chippewa
                                      Indians, 6.25%, 8/1/13             $    1,000,480
----------------------------------------------------------------------------------------
                                                                         $    1,000,480
----------------------------------------------------------------------------------------

Nursing Homes -- 1.5%
----------------------------------------------------------------------------------------
 NR          NR         $  1,000      Columbia Heights, Multifamily,
                                      (Crest View), 6.00%, 3/1/33        $    1,005,730
----------------------------------------------------------------------------------------
                                                                         $    1,005,730
----------------------------------------------------------------------------------------

Solid Waste -- 0.7%
----------------------------------------------------------------------------------------
 Aa3         AA-        $    450      Anoka County, Solid Waste
                                      Disposal, National Rural
                                      Utility, (AMT), 6.95%, 12/1/08     $      479,264
----------------------------------------------------------------------------------------
                                                                         $      479,264
----------------------------------------------------------------------------------------

Transportation -- 1.6%
----------------------------------------------------------------------------------------
 Baa1        A          $    500      Puerto Rico Highway and
                                      Transportation Authority,
                                      4.75%, 7/1/38                      $      469,050
 Baa1        A               600      Puerto Rico Highway and
                                      Transportation Authority,
                                      5.00%, 7/1/36                             591,438
----------------------------------------------------------------------------------------
                                                                         $    1,060,488
----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $59,988,550)                                       $   65,831,744
----------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 18.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3) Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)  When-issued security.
(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity.


                       See notes to financial statements

New Jersey Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
---------------------   Principal
                         Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------
Airlines -- 1.7%
-----------------------------------------------------------------------------------------
 Baa3        BBB-       $  5,100      Port Authority of New York and
                                      New Jersey, (Delta Airlines),
                                      6.95%, 6/1/08                     $     5,557,776
-----------------------------------------------------------------------------------------
                                                                        $     5,557,776
-----------------------------------------------------------------------------------------

Assisted Living -- 2.6%
-----------------------------------------------------------------------------------------
 NR          NR         $  3,750      New Jersey EDA, (Chelsea at
                                      East Brunswick), (AMT),
                                      8.25%, 10/1/20                    $     4,170,600
 NR          NR            3,630      New Jersey EDA, (Forsgate),
                                      (AMT), 8.625%, 6/1/25                   4,212,143
-----------------------------------------------------------------------------------------
                                                                        $     8,382,743
-----------------------------------------------------------------------------------------

Cogeneration -- 4.9%
-----------------------------------------------------------------------------------------
 NR          BBB-       $  1,725      New Jersey EDA, (Trigen
                                      Trenton), (AMT), 6.20%, 12/1/07   $     1,831,398
 NR          BB+          12,750      New Jersey EDA, (Vineland
                                      Cogeneration), (AMT),
                                      7.875%, 6/1/19                         13,987,132
-----------------------------------------------------------------------------------------
                                                                        $    15,818,530
-----------------------------------------------------------------------------------------

Education -- 3.0%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,000      New Jersey Educational
                                      Facilities Authority,
                                      (Princeton Theological),
                                      5.00%, 7/1/22                     $       986,910
 Baa1        A-            2,480      New Jersey Educational
                                      Facilities Authority, (Seton
                                      Hall Univ.), 7.00%, 7/1/21              2,666,050
 NR          NR            8,800      New Jersey Higher Educational
                                      Student Loan Bonds, (AMT),
                                      0.00%, 7/1/10                           3,521,584
 A1          AAA           2,500      Rutgers, The State University
                                      of New Jersey, 6.85%, 5/1/21            2,730,150
-----------------------------------------------------------------------------------------
                                                                        $     9,904,694
-----------------------------------------------------------------------------------------

Electric Utilities -- 3.6%
-----------------------------------------------------------------------------------------
 NR          BBB        $  3,000      Guam Power Authority,
                                      6.75%, 10/1/24                    $     3,340,800
 Baa1        BBB+          6,500      Puerto Rico Electric Power
                                      Authority, 0.00%, 7/1/17                2,497,950
 Baa1        BBB+          2,000      Puerto Rico Electric Power
                                      Authority, 0.00%, 7/1/17                  768,600
 NR          NR         $  4,695      Virgin Islands Water and Power
                                      Authority, 7.40%, 7/1/11          $     5,158,772
-----------------------------------------------------------------------------------------
                                                                        $    11,766,122
-----------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.2%
-----------------------------------------------------------------------------------------
 NR          NR         $    615      New Jersey EDA, (Cadbury
                                      Corp.), Prerefunded to 7/1/01,
                                      7.50%, 7/1/21                     $       687,656
 NR          NR            2,000      New Jersey EDA, (Cadbury
                                      Corp.), Prerefunded to 7/1/01,
                                      8.00%, 7/1/15                           2,263,480
 NR          NR              300      New Jersey EDA, (Cadbury
                                      Corp.), Prerefunded to 7/1/01,
                                      8.70%, 7/1/07                             342,573
 Aaa         AAA           4,000      New Jersey EDA, (Keswick
                                      Pines), Prerefunded to 1/1/04,
                                      8.75%, 1/1/24                           4,904,480
 Aaa         A+            1,000      New Jersey EDA, (Performing
                                      Arts Center), Prerefunded to
                                      6/15/01, 6.75%, 6/15/12                 1,092,420
 NR          NR            1,000      Passaic County, Prerefunded to
                                      9/1/99, 6.70%, 9/1/13                   1,050,760
-----------------------------------------------------------------------------------------
                                                                        $    10,341,369
-----------------------------------------------------------------------------------------

General Obligations -- 4.2%
-----------------------------------------------------------------------------------------
 NR          BBB        $  9,745      Guam, 5.40%, 11/15/18             $     9,776,183
 NR          A+            1,500      Hudson County Improvement
                                      Authority, 6.625%, 8/1/25               1,628,805
 Aa2         NR            3,000      Mercer County Improvement
                                      Authority, 0.00%, 4/1/10                1,717,170
 Baa1        A             1,600      Puerto Rico, 0.00%, 7/1/18                577,792
-----------------------------------------------------------------------------------------
                                                                        $    13,699,950
-----------------------------------------------------------------------------------------

Hospitals -- 13.4%
-----------------------------------------------------------------------------------------
 Baa2        NR         $  5,250      Camden County, Improvement
                                      Authority Revenue, (Cooper
                                      Health System), 6.00%, 2/15/27    $     5,472,653
 A3          A-            2,300      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Atlantic City
                                      Medical Center), 6.80%, 7/1/11          2,530,483
 Baa2        NR            5,875      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Deborah Heart and
                                      Lung Center),
                                      6.30%, 7/1/23                           6,221,625
 Baa1        NR            4,000      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Southern Ocean
                                      County Hospital),
                                      6.25%, 7/1/23                           4,241,160

                       See notes to financial statements

New Jersey Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)     Principal
---------------------   Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------

Hospitals (continued)
-----------------------------------------------------------------------------------------
 Aa2         AAA        $  9,585      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (St. Elizabeth's
                                      Hospital),
                                      6.80%, 8/1/19                     $    10,261,700
 Baa1        A-            3,500      New Jersey Health Care
                                      Facilities, (Capital Health
                                      System),
                                      5.25%, 7/1/17                           3,489,430
 Baa1        A-            1,250      New Jersey Health Care
                                      Facilities, (Capital Health
                                      Systems), 5.125%, 7/1/12                1,236,475
 Baa2        BBB           5,400      New Jersey Health Care
                                      Facilities, (Capital Health
                                      Systems),
                                      6.00%, 7/1/27                           5,652,990
 Baa1        A-            1,750      New Jersey Health Care
                                      Facilities, (Capital Health
                                      System),
                                      5.25%, 7/1/27                           1,723,803
 NR          BBB+          2,720      New Jersey Health Care
                                      Facilities, (Holy Name
                                      Hospital),
                                      6.00%, 7/1/25                           2,847,432
-----------------------------------------------------------------------------------------
                                                                        $    43,677,751
-----------------------------------------------------------------------------------------

Housing -- 3.0%
-----------------------------------------------------------------------------------------
 NR          AAA        $  1,000      Guam Housing Corp., Single
                                      Family, 5.75%, 9/1/31             $     1,063,300
 NR          A+            1,250      New Jersey HFA,
                                      7.25%, 11/1/22                          1,315,688
 NR          AAA           2,000      New Jersey HFA, (Presidential
                                      Plaza), (FHA), 6.95%, 5/1/13            2,163,960
 NR          AAA           3,700      New Jersey HFA, (Presidential
                                      Plaza), (FHA), 7.00%, 5/1/30            4,002,993
 NR          A+            1,000      New Jersey HFA, Rental
                                      Housing, (AMT), 7.10%, 5/1/22           1,064,840
-----------------------------------------------------------------------------------------
                                                                        $     9,610,781
-----------------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 10.4%
-----------------------------------------------------------------------------------------
 NR          NR         $  4,000      Middlesex County Pollution
                                      Control Financing Authority,
                                      (Amerada Hess Corp.), 6.875%,
                                      12/1/22                           $     4,367,440
 NR          NR            2,000      Middlesex County Pollution
                                      Control Financing Authority,
                                      (Amerada Hess Corp.), 7.875%,
                                      6/1/22                                  2,306,620
 Aa1         NR            3,000      New Jersey EDA, (Garden State
                                      Paper Co.), 7.125%, 4/1/22              3,287,430
 Baa1        BBB+          2,135      New Jersey EDA, (GATX
                                      Terminals Corp.), 7.30%, 9/1/19         2,432,341
 NR          NR            1,500      New Jersey EDA, (Holt
                                      Hauling), 7.90%, 3/1/27                 1,711,080
 NR          NR            5,640      New Jersey EDA, (Holt
                                      Hauling), 8.95%, 12/15/18               6,306,874
 NR          NR            1,160      New Jersey EDA, (National
                                      Association of Accountants),
                                      7.65%, 7/1/09                           1,240,284
 NR          NR            2,000      New Jersey EDA, (The Seeing
                                      Eye, Inc.), 7.30%, 4/1/11               2,125,080
 Baa3        BBB-          2,250      Puerto Rico Port Authority,
                                      (American Airlines), (AMT),
                                      6.25%, 6/1/26                           2,432,588
 Baa3        BBB-          5,550      Puerto Rico Port Authority,
                                      (American Airlines), (AMT),
                                      6.30%, 6/1/23                           5,890,437
 NR          BBB           1,520      South Jersey Transportation
                                      Authority, (Raytheon
                                      Aircraft), 6.15%, 1/1/22                1,623,208
-----------------------------------------------------------------------------------------
                                                                        $    33,723,382
-----------------------------------------------------------------------------------------

Insured-Education -- 0.3%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $    845      New Jersey Educational
                                      Facilities Authority, (Seton
                                      Hall University), (BIGI),
                                      6.85%, 7/1/19                     $       883,270
-----------------------------------------------------------------------------------------
                                                                        $       883,270
-----------------------------------------------------------------------------------------

Insured-Electric Utilities -- 0.4%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,150      New Jersey EDA, (New Jersey
                                      American Water Co.), (AMT)
                                      (FGIC), 6.875%, 11/1/34           $     1,294,521
-----------------------------------------------------------------------------------------
                                                                        $     1,294,521
-----------------------------------------------------------------------------------------

Insured-General Obligations -- 1.2%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  3,815      Middletown Township, Board of
                                      Education, (MBIA),
                                      5.80%, 8/1/23                     $     4,019,064
-----------------------------------------------------------------------------------------
                                                                        $     4,019,064
-----------------------------------------------------------------------------------------

Insured-Hospitals -- 4.2%
-----------------------------------------------------------------------------------------
 Aaa         NR         $  4,250      New Jersey EDA, (Hillcrest
                                      Health Services), (AMBAC),
                                      0.00%, 1/1/19                     $     1,526,090
 Aaa         NR            3,000      New Jersey EDA, (Hillcrest
                                      Health Services), (AMBAC),
                                      0.00%, 1/1/21                             970,140
 Aaa         NR           10,620      New Jersey EDA, (St.
                                      Barnabas), (MBIA), 0.00%,
                                      7/1/26                                  2,582,253

                       See notes to financial statements

New Jersey Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)     Principal
---------------------   Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------

Insured-Hospitals (continued)
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,570      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Cathedral Health
                                      Services) (MBIA),
                                      7.25%, 2/15/21                    $     1,720,987
 Aaa         AAA           2,415      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Cathedral Health
                                      Services), (MBIA),
                                      5.20%, 8/1/15                           2,434,779
 Aaa         AAA           2,000      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Hackensack Medical
                                      Center) (FGIC),
                                      6.25%, 7/1/21                           2,122,360
 Aaa         AAA           2,000      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Hackensack Medical
                                      Center), (MBIA),
                                      5.00%, 1/1/28                           1,941,440
 Aaa         AAA             500      New Jersey Health Care
                                      Facilities Financing
                                      Authority, (Medical Center at
                                      Princeton), (AMBAC), 5.00%,
                                      7/1/28                                    486,735
-----------------------------------------------------------------------------------------
                                                                        $    13,784,784
-----------------------------------------------------------------------------------------

Insured-Housing -- 0.8%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  1,040      New Jersey HFA, (AMT), (MBIA),
                                      7.70%, 10/1/29                    $     1,082,515
 Aaa         AAA           1,550      Pennsauken Township, Housing
                                      Finance Corp., (MBIA),
                                      8.00%, 4/1/11                           1,609,133
-----------------------------------------------------------------------------------------
                                                                        $     2,691,648
-----------------------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation -- 4.1%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  3,900      Atlantic County, Public
                                      Facilities Lease Agreement,
                                      (FGIC),
                                      6.00%, 3/1/13                     $     4,382,235
 Aaa         AAA           2,500      Hudson County Improvement
                                      Authority, Secondary Yield
                                      Curve Notes, (FGIC) Variable
                                      Rate, 12/1/25(1)(2)                     2,901,150
 Aaa         AAA           1,750      Hudson County, Correctional
                                      Facility, (MBIA),
                                      6.50%, 12/1/11                          1,894,620
 Aaa         AAA           1,800      Middlesex County, Certificates
                                      of Participation, (MBIA),
                                      6.125%, 2/15/19                         1,950,966
 Aaa         AAA           2,020      University of Medicine and
                                      Dentistry, Certificates of
                                      Participation, (MBIA),
                                      6.75%, 12/1/09                          2,130,494
-----------------------------------------------------------------------------------------
                                                                        $    13,259,465
-----------------------------------------------------------------------------------------

Insured-Transportation -- 5.1%
-----------------------------------------------------------------------------------------
 NR          AAA        $  5,000      New Jersey Turnpike Authority,
                                      "RITES" (MBIA), Variable
                                      Rate, 1/1/16(1)                   $     6,729,350
 Aaa         AAA           7,450      New Jersey Turnpike Authority,
                                      (MBIA), 6.50%, 1/1/16                   8,782,134
 Aaa         AAA           1,000      New Jersey Turnpike Authority,
                                      (MBIA), 6.50%, 1/1/16                   1,178,810
-----------------------------------------------------------------------------------------
                                                                        $    16,690,294
-----------------------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
-----------------------------------------------------------------------------------------
 Aaa         AAA        $  2,500      Middlesex County, Utilities
                                      Authority, (MBIA), Variable
                                      Rate, 8/15/10                     $     2,884,275
-----------------------------------------------------------------------------------------
                                                                        $     2,884,275
-----------------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 4.1%
-----------------------------------------------------------------------------------------
 Baa1        A-         $    720      Atlantic County, Public
                                      Facilities Lease Agreement,
                                      8.875%, 1/15/14                   $       991,685
 Baa1        A-              785      Atlantic County, Public
                                      Facilities Lease Agreement,
                                      8.875%, 1/15/15                         1,091,221
 A1          NR            1,000      Bedminster Township, Board of
                                      Education, 7.125%, 9/1/10               1,092,690
 Aa          AA-           2,000      Mercer County Improvement
                                      Authority, (Richard J. Hughes
                                      Justice), 6.05%, 1/1/15                 2,002,880
 Aa          AA-           1,500      Mercer County Improvement
                                      Authority, (Richard J. Hughes
                                      Justice), 6.05%, 1/1/16                 1,502,160
 Aa          AA-           1,500      Mercer County Improvement
                                      Authority, (Richard J. Hughes
                                      Justice), 6.05%, 1/1/17                 1,502,115
 Aa2         AA-           2,591      New Jersey Building Authority,
                                      (Garden State Savings Bonds),
                                      0.00%, 6/15/10                          1,468,553
 A1          A+            5,500      New Jersey EDA, Economic
                                      Recovery Fund, 0.00%, 3/15/13           2,622,400
 A1          A+            1,650      New Jersey EDA, State
                                      Contract, 0.00%, 9/15/09                  970,398
-----------------------------------------------------------------------------------------
                                                                        $    13,244,102
-----------------------------------------------------------------------------------------

Life Care -- 0.5%
-----------------------------------------------------------------------------------------
 NR          NR         $  1,480      New Jersey EDA, (Hudson County
                                      Occupational Center),
                                      6.50%, 7/1/18                     $     1,497,642
-----------------------------------------------------------------------------------------
                                                                        $     1,497,642
-----------------------------------------------------------------------------------------

                       See notes to financial statements

New Jersey Municipals Portfolio  as of July 31, 1998
-----------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS CONT'D



Ratings (Unaudited)
---------------------   Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------

Nursing Homes -- 1.3%
-----------------------------------------------------------------------------------------
 NR          NR         $  1,400      New Jersey EDA, (Claremont
                                      Health System, Inc.),
                                      9.10%, 9/1/22                     $     1,588,818
 NR          NR            2,500      New Jersey EDA, (Victoria
                                      Health Corp.), 7.65%, 1/1/14            2,751,200
-----------------------------------------------------------------------------------------
                                                                        $     4,340,018
-----------------------------------------------------------------------------------------

Solid Waste -- 0.7%
-----------------------------------------------------------------------------------------
 NR          NR         $  2,350      Union County, Utilities
                                      Authority, (AMT), 7.20%,
                                      6/15/14                           $     2,355,852
-----------------------------------------------------------------------------------------
                                                                        $     2,355,852
-----------------------------------------------------------------------------------------

Special Tax Revenue -- 5.8%
-----------------------------------------------------------------------------------------
 NR          NR         $  7,600      New Jersey Sports and
                                      Exposition Authority,
                                      (Monmouth Park), 8.00%,
                                      1/1/25(3)                         $     8,660,352
 NR          NR            8,850      Virgin Islands Public Finance
                                      Authority, 7.25%, 10/1/18              10,065,724
-----------------------------------------------------------------------------------------
                                                                        $    18,726,076
-----------------------------------------------------------------------------------------

Transportation -- 19.1%
-----------------------------------------------------------------------------------------
 NR          BBB        $  1,400      Guam Airport Authority,
                                      6.50%, 10/1/23                    $     1,523,844
 NR          BBB           2,000      Guam Airport Authority, (AMT),
                                      6.70%, 10/1/23                          2,187,300
 Aa3         A+            3,500      New Jersey Turnpike Authority,
                                      5.00%, 6/15/17                          3,455,620
 A1          AA-           5,000      Port Authority of New York and
                                      New Jersey, 5.375%, 3/1/28              5,271,800
 A1          AA-          19,000      Port Authority of New York and
                                      New Jersey, 6.125%, 6/1/24             21,942,909
 A1          AA-           4,750      Port Authority of New York and
                                      New Jersey, (AMT),
                                      6.25%, 1/15/27                          5,045,260
 NR          NR            5,000      Port Authority of New York and
                                      New Jersey, (KIAC),
                                      6.75%, 10/1/19                          5,507,000
 Baa1        A             2,500      Puerto Rico Highway and
                                      Transportation Authority,
                                      4.75%, 7/1/38                           2,345,250
 Baa1        A             6,625      Puerto Rico Highway and
                                      Transportation Authority,
                                      5.00%, 7/1/36                           6,530,461
 Baa1        A             7,825      Puerto Rico Highway and
                                      Transportation Authority,
                                      5.50%, 7/1/36                           8,241,290
-----------------------------------------------------------------------------------------
                                                                        $    62,050,734
-----------------------------------------------------------------------------------------

Water and Sewer -- 1.5%
-----------------------------------------------------------------------------------------
 A3          A          $  4,500      New Jersey EDA, Elizabethtown
                                      Water Revenue, (AMT),
                                      6.70%, 8/1/21                     $     4,826,745
 Aa2         AA               80      New Jersey Wastewater
                                      Treatment Trust, 6.875%,
                                      6/15/09                                    85,673
 Aa2         AA               20      New Jersey Wastewater
                                      Treatment Trust, 7.00%, 6/15/10            21,444
-----------------------------------------------------------------------------------------
                                                                        $     4,933,862
-----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $292,277,246)                                     $   325,138,705
-----------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 17.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.3% to 12.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of July 31, 1998
PORTFOLIO OF INVESTMENTS


Tax-Exempt Investments -- 100.0%


Ratings
(Unaudited)         Principal
-------------       Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Assisted Living -- 4.1%
--------------------------------------------------------------------------------
 NR        NR       $ 5,000     Chester IDA, (Senior Life
                                Choice of Kimberton),
                                (AMT),
                                8.50%, 9/1/25               $  5,729,450
 NR        NR         2,680     Chester IDA, (Senior Life
                                Choice of Paoli, L.P.),
                                8.05%, 1/1/24                  2,998,277
 NR        NR         5,000     Delaware IDA, (Glen
                                Riddle), (AMT), 8.625%,
                                9/1/25                         5,764,750
--------------------------------------------------------------------------------
                                                            $ 14,492,477
--------------------------------------------------------------------------------

Cogeneration -- 2.7%
--------------------------------------------------------------------------------
 NR        BBB-     $ 9,000     Pennsylvania EDA,
                                (Northampton Generating),
                                (AMT),
                                6.50%, 1/1/13               $  9,572,489
--------------------------------------------------------------------------------
                                                            $  9,572,489
--------------------------------------------------------------------------------

Colleges and Universities -- 3.7%
--------------------------------------------------------------------------------
 NR        AAA      $ 2,000     Lehigh County General
                                Purpose Authority,
                                (Allentown College of St.
                                Francis), 6.75%,
                                12/15/12/(1)/               $  2,155,200
 NR        BBB-       1,100     Lehigh County General
                                Purpose Authority, (Cedar
                                Crest College), 6.70%,
                                4/1/26                         1,194,996
 NR        BBB-       3,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, (Gwynedd-Mercy
                                College), 5.60%, 11/1/22       3,014,820
 NR        BBB+       2,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, (Ursinns
                                College), 5.90%, 1/1/27        2,086,060
 NR        A-         4,225     Scranton-Lackawanna,
                                (University of Scranton),
                                6.40%, 3/1/07                  4,532,834
--------------------------------------------------------------------------------
                                                            $ 12,983,910
--------------------------------------------------------------------------------

Electric Utilities -- 2.8%
--------------------------------------------------------------------------------
 Baa3      BB-      $   500     Beaver IDA, (Ohio Edison
                                Co.), 7.75%, 9/1/24         $    525,105
 Baa1      BBB+       3,250     Delaware IDA,
                                (Philadelphia Electric
                                Co.), 7.375%, 4/1/21           3,513,250
 Baa2      BBB+       4,070     Montgomery IDA,
                                (Philadelphia Electric
                                Co.), (AMT),
                                7.60%, 4/1/21                  4,405,816
 NR        NR         1,385     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         1,521,810
--------------------------------------------------------------------------------
                                                            $  9,965,981
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 6.6%
--------------------------------------------------------------------------------
 NR        NR       $ 4,315     Hazelton Luzerne, (Saint
                                Joseph Medical Center),
                                Prerefunded to 7/1/03,
                                8.375%, 7/1/12              $  5,085,788
 Aaa       AAA        5,000     Philadelphia Hospital and
                                Higher Education
                                Authority, (FGIC),
                                Prerefunded to 2/15/04,
                                Variable Rate, 3/6/12/(2)/     5,225,000
 Baa2      NR         4,115     Somerset, (Community
                                Hospital), Prerefunded to
                                3/1/02,
                                6.75%, 3/1/11                  4,466,956
 Aaa       AAA        4,845     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/19                 1,611,883
 Aaa       AAA        5,400     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/20                 1,753,218
 Aaa       AAA        5,780     Westmoreland Municipal
                                Authority, (FGIC),
                                Escrowed to Maturity,
                                0.00%, 8/15/20                 1,817,116
 NR        NR         2,750     Wilkins Area IDA,
                                (Fairview Extended Care),
                                Prerefunded to 1/1/01,
                                10.25%, 1/1/21                 3,212,083
--------------------------------------------------------------------------------
                                                            $ 23,172,044
--------------------------------------------------------------------------------

General Obligations -- 3.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 5,600     Berks, (FGIC), Variable
                                Rate, 11/10/20/(7)/         $  6,741,000
 NR        A          3,000     Dauphin, 6.90%, 6/1/26         3,207,390
 A1        A+         2,050     Lower Providence Township
                                Sewer Authority, 6.75%,
                                5/1/22                         2,232,573
 Baa1      A          1,000     Puerto Rico, 4.50%, 7/1/23       904,750
--------------------------------------------------------------------------------
                                                            $ 13,085,713
--------------------------------------------------------------------------------

Hospitals -- 14.6%
--------------------------------------------------------------------------------
 A3        NR       $ 5,330     Allegheny County HDA,(St.
                                Francis Medical Center),
                                5.75%, 5/15/27              $  5,495,923
 NR        AAA        2,300     Allegheny IDA,
                                (Presbyterian Medical
                                Center), 6.75%, 2/1/26         2,525,147
 Baa       BBB        2,000     Dauphin County Hospital
                                Authority, (Community
                                General Osteopathic
                                Hospital), 7.375%, 6/1/16      2,183,540
 NR        BBB        1,150     Horizon Hospital Systems
                                Authority, (Horizon
                                Hospital Systems, Inc.),
                                6.35%, 5/15/26                 1,229,856
 A         NR         2,670     Indiana County Hospital
                                Authority, (Indiana
                                Hospital), 7.125%, 7/1/23      2,933,956


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings
(Unaudited)         Principal
-------------       Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
 A3        A        $ 3,250     Lehigh County Hospital
                                Authority, (Muhlenberg
                                Hospital),
                                6.60%, 7/15/22              $  3,591,023
 NR        BBB-       3,500     McKean County Hospital
                                Authority, (Bradford
                                Hospital),
                                6.00%, 10/1/13                 3,592,750
 A3        A-         2,550     Monroeville Hospital
                                Authority, (Forbes Health
                                System),
                                6.25%, 10/1/15                 2,378,640
 Baa2      NR         1,375     Montgomery Hospital
                                Authority, (Montgomery
                                Hospital Medical Center),
                                6.60%, 7/1/10                  1,482,264
 NR        BBB+       2,615     Montgomery Hospital
                                Authority, (Pottstown
                                Medical Center), 6.875%,
                                11/15/20                       2,888,974
 A         BBB+       8,500     Pennsylvania HEFA,
                                (Albert
                                Einstein Medical Center),
                                7.625%, 4/1/11                 8,887,855
 A3        A            500     Pennsylvania HEFA,
                                (Allegheny General
                                Hospital),
                                7.25%, 9/1/17                    446,295
 B2        BB         5,625     Philadelphia HEFA,
                                6.625%, 7/1/21                 2,818,913
 B2        BB         7,115     Philadelphia HEFA,
                                7.25%, 7/1/18                  3,564,900
 A3        NR         7,000     Washington County
                                Hospital Authority,
                                (Monongahela Valley
                                Hospital), 6.75%, 12/1/08      7,623,000
--------------------------------------------------------------------------------
                                                            $ 51,643,036
--------------------------------------------------------------------------------

Housing -- 6.1%
--------------------------------------------------------------------------------
 NR        AAA      $ 2,870     Allegheny, SFMR, (Ladies
                                Grand Army), (FHA),
                                6.35%, 10/1/36              $  3,098,050
 Aa2       AA         1,000     Pennsylvania HFA, (AMT),
                                Variable Rate, 10/3/23/(2)/    1,135,000
 Aa2       AA+        2,000     Pennsylvania HFA, SFMR,
                                (AMT), 6.15%, 10/1/27          2,105,320
 Aa        AA+        8,350     Pennsylvania HFA, SFMR,
                                (AMT), 7.50%, 10/1/25          9,102,669
 A1        AAA        1,000     Pittsburgh Urban
                                Redevelopment Authority,
                                7.125%, 4/1/15                 1,049,360
 Aa2       AAA          265     Pittsburgh Urban
                                Redevelopment Authority,
                                7.45%, 4/1/10                    279,776
 Aa2       AAA        3,385     Pittsburgh Urban
                                Redevelopment Authority,
                                (AMT),
                                7.10%, 4/1/24                  3,684,674
 A1        AAA        1,055     Pittsburgh Urban
                                Redevelopment Authority,
                                (AMT),
                                7.40%, 4/1/24                  1,111,200
--------------------------------------------------------------------------------
                                                            $ 21,566,049
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 19.5%
--------------------------------------------------------------------------------
 A3        BBB+     $ 6,450     Butler County IDA, (Witco
                                Corp.), 5.85%, 12/1/23      $  6,732,317
 NR        BB-        1,005     Clearfield County IDA,
                                (Kmart Corp.), 6.80%,
                                5/15/07                        1,078,053
 NR        A          4,000     Franklin County IDA,
                                (Corning, Inc.), 6.25%,
                                8/1/05                         4,450,600
 A2        A         12,000     New Morgan IDA, (New
                                Morgan Landfill), (AMT),
                                6.50%, 4/1/19                 13,062,239
 NR        BBB-       9,000     Pennsylvania EDA,
                                (Colver), (AMT), 7.125%,
                                12/1/15                       10,033,199
 NR        BBB-       5,000     Pennsylvania EDA,
                                (Colver), (AMT), 7.15%,
                                12/1/18                        5,589,300
 Baa2      BBB-       5,000     Pennsylvania IDA,
                                (MacMillan Bloedel),
                                (AMT),
                                7.60%, 12/1/20                 5,562,900
 Baa3      BBB        4,450     Pennsylvania IDA, (Sun
                                Company), (AMT), 7.60%,
                                12/1/24                        5,198,357
 NR        NR         6,500     Philadelphia IDA,
                                (Refrigerated
                                Enterprises), (AMT),
                                9.05%, 12/1/19                 7,371,260
 Baa3      BBB-       5,000     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                         5,405,750
 Baa3      BBB-       2,800     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                         2,971,752
 NR        BB-        1,105     Shamokin IDA, (Kmart
                                Corp.), 6.70%, 7/1/07          1,189,201
--------------------------------------------------------------------------------
                                                            $ 68,644,928
--------------------------------------------------------------------------------

Insured-Education -- 2.8%
--------------------------------------------------------------------------------
 Aaa       NR       $ 3,000     Delaware County,
                                (Villanova University),
                                (MBIA),
                                5.00%, 12/1/28              $  2,910,930
 Aaa       AAA        2,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), 7.15%,
                                9/1/21                         2,700,975
 Aaa       AAA        1,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 3/1/22/(2)/              1,685,625
 Aaa       AAA          700     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 9/1/26/(2)/                809,375
 Aaa       AAA        1,750     University of Pittsburgh,
                                (FGIC), 5.125%, 6/1/22         1,728,528
-------------------------------------------------------------------------------
                                                            $  9,835,433
-------------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of July 31, 1998
PORTFOLIO OF INVESTMENTS CONT'D




Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 5.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 4,000     Beaver IDA, (Ohio Edison
                                Co.), (FGIC), 7.00%,
                                6/1/21                      $  4,334,560
 Aaa       AAA       10,000     Beaver IDA, (Ohio Edison
                                Co.), (FGIC), 7.05%,
                                10/1/20                       11,485,699
 Aaa       AAA        3,800     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/02(2)       4,189,500
--------------------------------------------------------------------------------
                                                            $ 20,009,759
--------------------------------------------------------------------------------

Insured-General Obligations -- 6.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/20                      $    680,621
 Aaa       AAA        2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/21                           645,228
 Aaa       AAA        2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/22                           611,332
 Aaa       AAA        2,170     Elizabeth Forward School
                                District, (MBIA), 0.00%,
                                9/1/23                           579,151
 Aaa       AAA        2,500     Erie School District,
                                (MBIA), 0.00%, 5/1/19            866,875
 Aaa       AAA        2,625     Erie School District,
                                (MBIA), 0.00%, 5/1/20            864,938
 Aaa       AAA        2,625     Erie School District,
                                (MBIA), 0.00%, 5/1/21            821,704
 Aaa       AAA        3,625     Erie School District,
                                (MBIA), 0.00%, 5/1/22          1,077,278
 Aaa       AAA        5,000     Hampton Township School
                                District, (FGIC), 5.00%,
                                9/1/27                         4,854,350
 Aaa       NR         2,365     Harrisburg, (AMBAC),
                                0.00%, 3/15/17                   894,467
 Aaa       AAA        5,175     Hazelton School District,
                                (FGIC), 0.00%, 3/1/21          1,580,756
 Aaa       NR         1,000     Hopewell School District,
                                (FSA), 0.00%, 9/1/22             284,380
 Aaa       AAA        7,500     Keystone Oaks School
                                District, (AMBAC),
                                Variable Rate, 9/1/16(2)       8,681,250
 Aaa       AAA        1,430     Mars Area School
                                District, (MBIA), 0.00%,
                                3/1/14                           641,584
 Aaa       AAA          655     Rochester Area School
                                District, (AMBAC), 0.00%,
                                5/1/10                           368,320
 Aaa       AAA        1,000     Venango County, (AMBAC),
                                6.30%, 12/1/19                 1,076,600
--------------------------------------------------------------------------------
                                                            $ 24,528,834
--------------------------------------------------------------------------------

Insured-Hospitals -- 5.2%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 4,550     Allegheny County HDA,
                                (MBIA), 5.625%, 4/1/27      $  4,738,598
 Aaa       AAA        3,750     Allegheny County Hospital
                                Authority, (Magee-Womens
                                Hospital), (FGIC),
                                0.00%, 10/1/15                 1,537,950
 Aaa       AAA        1,170     Allegheny County,
                                (Children's Hospital of
                                Pittsburgh), (MBIA),
                                6.75%, 7/1/08                  1,228,968
 Aaa       AAA        2,500     Armstrong County Hospital
                                Authority, (Saint Francis
                                Health Care), (AMBAC),
                                6.00%, 8/15/08                 2,676,350
 Aaa       AAA        1,400     Armstrong County Hospital
                                Authority, (Saint Francis
                                Health Care), (AMBAC),
                                6.25%, 6/1/13                  1,508,892
 Aaa       AAA          775     Carbon County Hospital
                                Authority, (Gnaden
                                Memorial Hospital),
                                (AMBAC), 7.00%, 11/15/14         834,605
 Aaa       AAA          750     Erie County Hospital
                                Authority, (Hamot Health
                                System), (AMBAC), 7.10%,
                                2/15/10                          818,790
 Aaa       NR         4,000     Lehigh County Hospital
                                Authority, (Lehigh Valley
                                Health Network), (MBIA),
                                5.00%, 7/1/28                  3,841,040
 Aaa       AAA        1,000     Montgomery County HEFA,
                                (Abington Memorial
                                Hospital) (AMBAC),
                                Variable Rate, 7/5/11(2)       1,172,500
--------------------------------------------------------------------------------
                                                            $ 18,357,693
--------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 0.3%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 1,000     Delaware County,
                                (Philadelphia Water),
                                (AMT), (FGIC),
                                6.35%, 8/15/25              $  1,095,570
--------------------------------------------------------------------------------
                                                            $  1,095,570
--------------------------------------------------------------------------------

Insured-Transportation -- 1.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Allegheny County Port
                                Authority, (Pittsburgh
                                International Airport),
                                (MBIA), 5.00%, 1/1/19       $  1,956,100
 Aaa       AAA        2,000     Allegheny County Port
                                Authority, (Pittsburgh
                                International Airport),
                                (MBIA), (AMT), 5.25%,
                                1/1/16                         2,007,080


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of July 31, 1998
PORTFOLIO OF INVESTMENTS CONT'D




Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Insured-Transportation (continued)
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Philadelphia Authority
                                For Industrial
                                Development,
                                (Philadelphia Airport
                                System), (FGIC), (AMT),
                                5.00%, 7/1/16               $  1,954,800
--------------------------------------------------------------------------------
                                                            $  5,917,980
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 2.6%
--------------------------------------------------------------------------------
 Aaa       AAA      $ 2,500     Philadelphia Water and
                                Wastewater, (CGIC),
                                Variable Rate, 6/15/12(2)   $  2,712,500
 Aaa       AAA        3,490     Pittsburgh Water and
                                Sewer Authority, (FGIC),
                                4.75%, 9/1/16                  3,336,754
 Aaa       AAA        3,000     Pittsburgh Water and
                                Sewer Authority, (FSA),
                                5.00%, 9/1/19                  2,951,880
--------------------------------------------------------------------------------
                                                            $  9,001,134
--------------------------------------------------------------------------------

Life Care -- 3.2%
--------------------------------------------------------------------------------
 NR        NR       $ 4,050     Delaware County, (White
                                Horse Village), 7.50%,
                                7/1/18                      $  4,438,476
 NR        BBB+       3,620     Delaware HFA,
                                5.75%, 12/15/22                3,970,126
 Baa2      BBB+       3,060     Hazleton HFA, (Hazelton
                                General Hospital), 5.50%,
                                7/1/27                         3,042,283
--------------------------------------------------------------------------------
                                                            $ 11,450,885
--------------------------------------------------------------------------------

Nursing Homes -- 2.2%
--------------------------------------------------------------------------------
 NR        NR       $ 1,230     Chartiers Valley IDA,
                                (Beverly Enterprises,
                                Inc.),
                                5.375%, 6/1/07              $  1,236,937
 NR        NR         3,500     Montgomery IDA,
                                (Advancement of Geriatric
                                Health Care Institute),
                                8.375%, 7/1/23                 3,786,300
 NR        NR         1,100     Philadelphia HEFA, (The
                                Philadelphia Protestant
                                Home), 6.50%, 7/1/27           1,146,728
 NR        NR         1,445     Westmoreland County IDA,
                                (Highland Health Systems,
                                Inc.), 9.25%, 6/1/22           1,645,277
--------------------------------------------------------------------------------
                                                            $  7,815,242
--------------------------------------------------------------------------------

Pooled Loans -- 5.6%
--------------------------------------------------------------------------------
 NR        AA-      $16,950     Pennsylvania Finance
                                Authority, Beaver County,
                                6.60%, 11/1/09              $ 18,763,988
 NR        AA+          870     Pennsylvania
                                Infrastructure Investment
                                Authority, (Pennvest),
                                6.80%, 9/1/10                    957,661
--------------------------------------------------------------------------------
                                                            $ 19,721,649
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $327,484,420)                          $352,860,806
--------------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 30% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.8% to 13.9%.
(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security has been issued as an inverse floater bond.

                       See notes to financial statements

Texas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS



Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)     Security                            Value
--------------------------------------------------------------------------------

Assisted Living -- 3.3%
--------------------------------------------------------------------------------
NR        NR        $500         Bell County, Health
                                 Facilities, (Care Institute,
                                 Inc., Texas), 9.00%, 11/1/24        $  573,925
--------------------------------------------------------------------------------
                                                                     $  573,925
--------------------------------------------------------------------------------

Education -- 1.4%
--------------------------------------------------------------------------------
A         NR        $240         Brazos, Higher Education
                                 Authority, (AMT), 6.50%, 6/1/04     $  254,206
--------------------------------------------------------------------------------
                                                                     $  254,206
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 4.3%
--------------------------------------------------------------------------------
NR        NR        $200         Bexar County, Health Facilities,
                                 (St. Luke's Lutheran), Escrowed
                                 to Maturity, 7.00%, 5/1/21          $  251,234
Aaa       NR         100         Ector County, Hospital
                                 District, Prerefunded to
                                 6/1/02, 7.30%, 4/15/12                 112,503
Baa1      BBB        185         Gulf Coast Waste Disposal
                                 Authority, (Champion
                                 International), (AMT),
                                 Prerefunded to 04/01/02,
                                 7.25%, 4/1/17                          206,917
Aaa       AAA        150         Texas National Research
                                 Lab Super Collider, Escrowed
                                 to Maturity, 6.95%, 12/1/12            177,335
--------------------------------------------------------------------------------
                                                                     $  747,989
--------------------------------------------------------------------------------

General Obligations -- 15.2%
--------------------------------------------------------------------------------
Aaa       AAA     $1,000         Bastrop, Independent School
                                 District, (PSF), 0.00%, 2/15/13     $  480,170
NR        NR         500         Leander, 6.75%, 8/15/16                578,240
Aaa       NR       1,000         New Braunfel Independent School
                                 District, (PSF), 0.00%, 2/1/13         481,120
Aa2       AA         690         Texas Veterans' Housing
                                 Assistance U.T., (AMT),
                                 6.70%, 12/1/24                         738,328
Aa2       AA         345         Texas Veterans' Housing
                                 Assistance U.T., (AMT),
                                 6.80%, 12/1/23                         371,286
--------------------------------------------------------------------------------
                                                                     $2,649,144
--------------------------------------------------------------------------------

Hospitals -- 6.9%
--------------------------------------------------------------------------------
NR        BBB+      $500         Denison Hospital Authority,
                                 (Texoma Medical Center),
                                 7.10%, 8/15/24                      $  558,780
A3        NR         100         Harris County, Hospital
                                 District, (Memorial),
                                 7.125%, 6/1/15                         112,157
A2        NR        $500         Tarrant County,
                                 (Methodist Health System),
                                 6.00%, 9/1/24                       $  542,485
--------------------------------------------------------------------------------
                                                                     $1,213,422
--------------------------------------------------------------------------------

Housing -- 24.8%
--------------------------------------------------------------------------------
NR        AAA       $ 80         Bexar County, HFC,
                                 8.10%, 3/1/24                       $   84,744
NR        AAA        500         Dallas, HFC, (GNMA),
                                 7.95%, 12/1/23                         528,740
NR        AAA        150         North Central County,
                                 HFC, (GNMA), 7.875%,
                                 10/1/22                                158,099
NR        AAA      1,000         Texas Department of
                                 Housing and Community Affairs,
                                 (Meadow Ridge Apartments),
                                 (AMT), 5.55%, 8/1/30                 1,016,659
NR        A          500         Texas Department of
                                 Housing and Community Affairs,
                                 (NHP Foundation-Asmara),
                                 6.40%, 1/1/27                          536,895
NR        AAA        500         Texas Department of Housing and
                                 Community Affairs, (Pebble Brook
                                 Apartments), (AMT), 5.50%, 12/1/18     503,075
NR        A          750         Travis County HFC, (Travis
                                 Station Apartments),
                                 6.75%, 4/1/19                          795,420
NR        AAA        665         Travis County, HFC, (GNMA)
                                 (FNMA), 7.05%, 12/1/25                 710,267
--------------------------------------------------------------------------------
                                                                     $4,333,899
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 15.5%
--------------------------------------------------------------------------------
Baa2      BBB       $505         Alliance Airport Authority,
                                 (American Airlines), (AMT),
                                 7.50%, 12/1/29                      $  544,451
Baa2      BBB-       225         Dallas-Fort Worth Airport,
                                 (American Airlines), (AMT),
                                 7.50%, 11/1/25                         242,233
Baa1      BBB        265         Gulf Coast Waste Disposal
                                 Authority, (Champion
                                 International), (AMT),
                                 7.25%, 4/1/17                          290,551
A2        A+       1,000         Port Corpus Christi,
                                 (Hoechst Celanese Corp.),
                                 (AMT), 6.875%, 4/1/17                1,089,259
NR        A          500         Trinity River Authority, (PCR),
                                 (AMT), 6.20%, 3/1/20                   535,580
--------------------------------------------------------------------------------
                                                                     $2,702,074
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.3%
--------------------------------------------------------------------------------
Aaa       AAA     $1,000         Austin, Combined Utility,
                                 (AMBAC), 6.75%, 11/15/12            $1,201,029
Aaa       AAA        500         Lower Colorado River
                                 Authority Junior Lien, (FGIC),
                                 0.00%, 1/1/12                          255,740
--------------------------------------------------------------------------------
                                                                     $1,456,769
--------------------------------------------------------------------------------

                       See notes to financial statements

Texas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)     Security                         Value
--------------------------------------------------------------------------------

Insured-Hospitals -- 6.3%
--------------------------------------------------------------------------------
 Aaa      AAA       $  500       Harris County, HFC, (Hermann
                                 Hospital), (MBIA), 6.375%,
                                 10/1/24                          $   560,495
 Aaa      AAA          500       Tyler County, HFC, (Mother
                                 Frances Hospital), (FGIC),
                                 6.50%, 7/1/22                        543,920
--------------------------------------------------------------------------------
                                                                  $ 1,104,415
--------------------------------------------------------------------------------

Lease Revenue/Certificates of
Participation -- 1.6%
--------------------------------------------------------------------------------
  NR      BBB-      $  250       Rio Grande, Independent School
                                 District Lease, 6.75%, 7/15/10   $   273,945
--------------------------------------------------------------------------------
                                                                  $   273,945
--------------------------------------------------------------------------------

Nursing Homes -- 6.0%
--------------------------------------------------------------------------------
 Aa       NR        $  975       Port Arthur, Health Facilities,
                                 (FHA), 6.50%, 8/1/24             $ 1,048,534
--------------------------------------------------------------------------------
                                                                  $ 1,048,534
--------------------------------------------------------------------------------

Transportation -- 6.4%
--------------------------------------------------------------------------------
 NR       NR        $  250       Abia Dev. Corp., (Austin
                                 Cargoport), 9.25%, 10/1/21       $   286,710
 NR       BBB          755       Guam Airport Authority, (AMT),
                                 6.70%, 10/1/23                       825,706
--------------------------------------------------------------------------------
                                                                  $ 1,112,416
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
   (identified cost $15,998,639)                                  $17,470,738
--------------------------------------------------------------------------------
AMT- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

HFC - Housing Finance Corporation

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 14.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 3.2% to 6.9% of total investments.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998
FINANCIAL STATEMENTS

Statements of Assets and Liabilities
As of July 31, 1998

                                                           Arizona            Colorado          Connecticut         Michigan
                                                          Portfolio          Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                       $ 92,678,595       $ 36,166,584       $151,783,349       $119,726,431
    Unrealized appreciation                                  9,158,765          3,298,576         10,775,493         10,918,129
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                     $101,837,360       $ 39,465,160       $162,558,842       $130,644,560
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                      $    720,410       $      3,074       $    234,826       $        499
Receivable for investments sold                                495,917             86,125            253,673                 --
Interest receivable                                          1,007,738            524,704          1,927,464          1,919,186
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              $104,061,425       $ 40,079,063       $164,974,805       $132,564,245
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                         $    959,723       $         --       $         --       $         --
Payable for when-issued securities                                  --                 --                 --          2,294,354
Demand note payable                                                 --            273,000                 --             21,000
Payable for daily variation margin on open
    financial futures contracts                                    812                312              1,313              1,062
Payable to affiliate for Trustees' fees                            949                 14                 96                949
Other accrued expenses                                           7,835              4,537             18,508             10,412
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         $    969,319       $    277,863       $     19,917       $  2,327,777
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                             $103,092,106       $ 39,801,200       $164,954,888       $130,236,468
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                           $ 93,964,184       $ 36,504,559       $154,187,522       $119,353,075
Net unrealized appreciation (computed on the
    basis of identified cost)                                9,127,922          3,296,641         10,767,366         10,883,393
------------------------------------------------------------------------------------------------------------------------------------
Total                                                     $103,092,106       $ 39,801,200       $164,954,888       $130,236,468
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements


Eaton Vance Municipals Portfolios as of July 31, 1998
FINANCIAL STATEMENTS CONT'D
Statements of Assets and Liabilities

As of July 31, 1998


                                                               Minnesota        New Jersey        Pennsylvania          Texas
                                                               Portfolio        Portfolio          Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                            $59,988,550      $292,277,246      $327,484,420       $15,998,639
    Unrealized appreciation                                      5,843,194        32,861,459        25,376,386         1,472,099
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                          $65,831,744      $325,138,705      $352,860,806       $17,470,738
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                           $       727      $        281      $  1,961,280       $    21,554
Receivable for investments sold                                  1,351,090         1,078,009            30,000         1,102,056
Interest receivable                                                821,427         3,949,296         4,685,769           291,451
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   $68,004,988      $330,166,291      $359,537,855       $18,885,799
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                              $        --      $         --      $         --       $ 1,046,570
Payable for when-issued securities                                 688,793                --                --                --
Demand note payable                                                325,000         1,510,000                --                --
Payable for daily variation margin on open
    financial futures contracts                                        375             1,875             3,000                --
Payable to affiliate for Trustees' fees                                 57               146             1,742                --
Other accrued expenses                                               7,086            25,132             1,238             1,742
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                              $ 1,021,311      $  1,537,153      $      5,980       $ 1,048,312
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                                  $66,983,677      $328,629,138      $359,531,875       $17,837,487
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                                $61,152,363      $295,827,079      $334,253,565       $16,365,388
Net unrealized appreciation (computed on the basis
    of identified cost)                                          5,831,314        32,802,059        25,278,310         1,472,099
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $66,983,677      $328,629,138      $359,531,875       $17,837,487
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations


For the Year Ended July 31, 1998

                                                                    Arizona          Colorado        Connecticut       Michigan
                                                                   Portfolio         Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                                          $ 6,121,201       $ 2,377,732      $ 9,650,563      $ 7,913,736
---------------------------------------------------------------------------------------------------------------------------------
Total investment income                                           $ 6,121,201       $ 2,377,732      $ 9,650,563      $ 7,913,736


Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                            $   413,386       $    97,947      $   703,463      $   562,200
Trustees fees and expenses                                             13,877             2,173           15,168           11,996
Custodian fee                                                          71,087            36,312          102,421           78,882
Legal and accounting services                                          22,495            17,118           22,318           22,162
Amortization of organization expenses                                     887               229            1,574            1,508
Miscellaneous                                                           6,831             8,452           19,101           21,863
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    $   528,563       $   162,231      $   864,045      $   698,611
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                     $    18,275       $    10,652      $    23,586      $    22,172
---------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                          $    18,275       $    10,652      $    23,586      $    22,172
---------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                      $   510,288       $   151,579      $   840,459      $   676,439
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                             $ 5,610,913       $ 2,226,153      $ 8,810,104      $ 7,237,297
---------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                $ 3,159,656       $   886,357      $   583,817      $ 3,849,645
   Financial futures contracts                                       (949,855)         (418,124)      (1,055,823)      (1,463,448)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                          $ 2,209,801       $   468,233      $  (472,006)     $ 2,386,197
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $(1,542,650)      $  (611,689)     $ 1,205,087      $(2,128,854)
   Financial futures contracts                                        597,430           221,001          552,590          968,229
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $  (945,220)      $  (390,688)     $ 1,757,677      $(1,160,625)
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain                                  $ 1,264,581       $    77,545      $ 1,285,671      $ 1,225,572
---------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 6,875,494       $ 2,303,698      $10,095,775      $ 8,462,869
---------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended July 31, 1998

                                                                 Minnesota       New Jersey       Pennsylvania         Texas
                                                                 Portfolio        Portfolio         Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                       $  3,919,663     $ 20,492,162      $ 23,535,425     $  1,168,398
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                        $  3,919,663     $ 20,492,162      $ 23,535,425     $  1,168,398
--------------------------------------------------------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                                         $    228,670     $  1,535,921      $  1,758,264     $     31,780
Trustees fees and expenses                                            8,363           22,424            23,320              679
Custodian fee                                                        45,883          184,415           149,630           19,962
Legal and accounting services                                        20,218           34,518            34,362           15,161
Amortization of organization expenses                                   309            2,330             2,988              209
Miscellaneous                                                        15,759           36,037            83,951            7,446
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 $    319,202     $  1,815,645      $  2,052,515     $     75,237
--------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $     11,817     $     55,680      $    149,630     $      6,280
--------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                       $     11,817     $     55,680      $    149,630     $      6,280
--------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                   $    307,385     $  1,759,965      $  1,902,885     $     68,957
--------------------------------------------------------------------------------------------------------------------------------

Net investment income                                          $  3,612,278     $ 18,732,197      $ 21,632,540     $  1,099,441
--------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)             $  1,573,786     $  4,091,888      $  5,872,852     $    568,115
   Financial futures contracts                                     (872,751)      (2,384,863)       (3,792,095)         (91,792)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                              $    701,035     $  1,707,025      $  2,080,757     $    476,323
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $   (694,189)    $     (4,734)     $ (9,695,269)    $   (357,281)
   Financial futures contracts                                      457,776          988,190         2,480,978           81,068
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $   (236,413)    $    983,456      $ (7,214,291)    $   (276,213)
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)                        $    464,622     $  2,690,481      $ (5,133,534)    $    200,110
--------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                     $  4,076,900     $ 21,422,678      $ 16,499,006     $  1,299,551
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1998


Increase (Decrease) in Net Assets                   Arizona Portfolio  Colorado Portfolio  Connecticut Portfolio  Michigan Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $   5,610,913      $   2,226,153          $  8,810,104        $   7,237,297
   Net realized gain (loss)                              2,209,801            468,233              (472,006)           2,386,197
   Net change in unrealized appreciation
    (depreciation)                                        (945,220)          (390,688)            1,757,677           (1,160,625)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations           $   6,875,494      $   2,303,698          $ 10,095,775        $   8,462,869
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $   8,495,182      $   4,707,220          $  9,761,887        $   5,251,473
   Withdrawals                                         (24,750,363)        (9,834,162)          (29,880,364)         (33,701,520)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
 transactions                                        $ (16,255,181)     $  (5,126,942)         $(20,118,477)       $ (28,450,047)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                           $  (9,379,687)     $  (2,823,244)         $(10,022,702)       $ (19,987,178)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                 $ 112,471,793      $  42,624,444          $174,977,590        $ 150,223,646
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                       $ 103,092,106      $  39,801,200          $164,954,888        $ 130,236,468
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1998


                                                                     Minnesota        New Jersey     Pennsylvania          Texas
Increase (Decrease) in Net Assets                                    Portfolio         Portfolio       Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                           $  3,612,278      $ 18,732,197     $ 21,632,540     $  1,099,441
   Net realized gain                                                    701,035         1,707,025        2,080,757          476,323
   Net change in unrealized appreciation (depreciation)                (236,413)          983,456       (7,214,291)        (276,213)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $  4,076,900      $ 21,422,678     $ 16,499,006     $  1,299,551
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                   $  4,912,748      $ 28,452,460     $ 23,151,071     $    710,511
   Withdrawals                                                      (12,679,645)      (74,018,070)     (82,338,942)      (5,848,716)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions               $ (7,766,897)     $(45,565,610)    $(59,187,871)    $ (5,138,205)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                         $ (3,689,997)     $(24,142,932)    $(42,688,865)    $ (3,838,654)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                               $ 70,673,674      $352,772,070     $402,220,740     $ 21,676,141
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                     $ 66,983,677      $328,629,138     $359,531,875     $ 17,837,487
------------------------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1997

                                                               Arizona           Colorado           Connecticut         Michigan
Increase (Decrease) in Net Assets                             Portfolio          Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                    $  6,682,773       $  2,539,687        $  9,925,507        $  8,798,336
   Net realized gain                                             799,157            446,628             472,294              36,033
   Net change in unrealized appreciation (depreciation)        4,938,530          2,095,673           7,068,431           6,476,859
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                  $ 12,420,460       $  5,081,988        $ 17,466,232        $ 15,311,228
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                            $  7,001,783       $  4,009,912        $  9,762,822        $  3,699,109
   Withdrawals                                               (36,811,997)       (11,883,030)        (39,868,349)        (42,251,299)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions        $(29,810,214)      $ (7,873,118)       $(30,105,527)       $(38,552,190)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                  $(17,389,754)      $ (2,791,130)       $(12,639,295)       $(23,240,962)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                        $129,861,547       $ 45,415,574        $187,616,885        $173,464,608
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                              $112,471,793       $ 42,624,444        $174,977,590        $150,223,646
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 1997

                                                             Minnesota          New Jersey         Pennsylvania         Texas
Increase (Decrease) in Net Assets                            Portfolio          Portfolio           Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $   4,112,897      $  21,484,047      $  25,120,444       $   1,316,730
   Net realized gain (loss)                                       28,621          1,984,468         (1,113,620)            (11,999)
   Net change in unrealized appreciation (depreciation)        2,786,157         14,203,930         18,755,709           1,114,403
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $   6,927,675      $  37,672,445      $  42,762,533       $   2,419,134
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $   4,877,845      $  20,443,481      $  19,109,521       $   1,759,693
   Withdrawals                                               (17,221,919)       (91,588,197)      (107,833,175)         (6,869,522)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital transactions       $ (12,344,074)     $ (71,144,716)     $ (88,723,654)      $  (5,109,829)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                 $  (5,416,399)     $ (33,472,271)     $ (45,961,121)      $  (2,690,695)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                       $  76,090,073      $ 386,244,341      $ 448,181,861       $  24,366,836
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                             $  70,673,674      $ 352,772,070      $ 402,220,740       $  21,676,141
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                          Arizona Portfolio
                                                -----------------------------------------------------------------------
                                                                              Year Ended
                                                -----------------------------------------------------------------------
                                                                         July 31,                             Sept. 30,
                                                ----------------------------------------------------------  -----------
                                                   1998        1997       1996         1995        1994*       1993**
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                     0.50%       0.50%        0.51%       0.52%       0.46%+      0.42%+
Expenses after custodian fee reduction            0.48%       0.49%        0.50%         --          --          --
Net investment income                             5.27%       5.56%        5.53%       5.81%       5.43%+      5.46%+
Portfolio Turnover                                  23%         10%          18%         22%         23%        107%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $103,092    $112,472     $129,862    $144,521    $154,068    $133,539
-----------------------------------------------------------------------------------------------------------------------

+    Annualized.
*    For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Colorado Portfolio
                                                      -----------------------------------------------------------------
                                                                                Year Ended
                                                     ------------------------------------------------------------------
                                                                           July 31,                           Sept. 30,
                                                      ------------------------------------------------------  ---------
                                                       1998       1997        1996       1995       1994*       1993**
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                     0.40%      0.40%       0.40%      0.25%      0.02%+      0.06%+
Net expenses after custodian fee reduction            0.37%      0.36%       0.36%        --         --          --
Net investment income                                 5.49%      5.86%       5.75%      6.05%      5.73%+      5.60%+
Portfolio Turnover                                      18%        14%         53%        52%        23%         10%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)            $39,801    $42,624     $45,416    $46,077    $44,399     $24,346
-----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Colorado Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                0.42%      0.40%      0.35%+      0.35%+
Expenses after custodian fee reduction                                       0.38%        --         --          --
Net investment income                                                        5.73%      5.90%      5.40%+      5.31%+
-----------------------------------------------------------------------------------------------------------------------

+    Annualized.
*    For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                        Connecticut Portfolio
                                                -----------------------------------------------------------------------
                                                                              Year Ended
                                                -----------------------------------------------------------------------
                                                                         July 31,                             Sept. 30,
                                                ----------------------------------------------------------   ----------
                                                   1998        1997         1996        1995       1994*        1993**
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                     0.51%       0.53%        0.52%       0.53%       0.47%+      0.46%+
Expenses after custodian fee reduction            0.50%       0.53%        0.50%         --          --          --
Net investment income                             5.20%       5.50%        5.49%       5.77%       5.40%+      5.45%+
Portfolio Turnover                                   7%         11%          23%         29%         10%         10%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $164,955    $174,978     $187,617    $195,276    $192,038    $159,848
-----------------------------------------------------------------------------------------------------------------------

+    Annualized.
*    For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                          Michigan Portfolio
                                                -----------------------------------------------------------------------
                                                                              Year Ended
                                                -----------------------------------------------------------------------
                                                                         July 31,                             Sept. 30,
                                                -----------------------------------------------------------  ----------
                                                  1998         1997        1996        1995        1994*       1993**
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                     0.50%       0.52%        0.54%       0.48%       0.47%+      0.44%+
Expenses after custodian fee reduction            0.48%       0.50%        0.52%         --          --          --
Net investment income                             5.19%       5.45%        5.50%       5.85%       5.48%+      5.46%+
Portfolio Turnover                                  26%         16%          49%         54%         45%         20%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)       $130,236    $150,224     $173,465    $191,263    $204,032    $187,665
-----------------------------------------------------------------------------------------------------------------------

+    Annualized.
*    For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                            Minnesota Portfolio
                                                     ------------------------------------------------------------------
                                                                                Year Ended
                                                     ------------------------------------------------------------------
                                                                           July 31,                         Sept. 30,
                                                     ----------------------------------------------------- ------------
                                                      1998       1997        1996       1995       1994*      1993**
-----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                         0.47%       0.47%      0.48%      0.47%      0.45%+      0.40%+
Expenses after custodian fee reduction                0.45%       0.44%      0.46%        --         --          --
Net investment income                                 5.28%       5.71%      5.69%      5.83%      5.50%+      5.58%+
Portfolio Turnover                                      23%         22%        45%        76%        20%         10%
-----------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)            $66,984     $70,674    $76,090    $82,968    $84,005     $67,019
-----------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                         New Jersey Portfolio
                                                ----------------------------------------------------------------------
                                                                              Year Ended
                                                ----------------------------------------------------------------------
                                                                         July 31,                           Sept. 30,
                                                ---------------------------------------------------------  -----------
                                                   1998        1997        1996       1995        1994*      1993**
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses (1)                                      0.54%       0.54%        0.53%       0.52%       0.50%+      0.50%+
Expenses after custodian fee reduction            0.52%       0.52%        0.52%         --          --          --
Net investment income                             5.52%       5.84%        5.82%       5.96%       5.62%+      5.67%+
Portfolio Turnover                                  14%         24%          39%         54%         25%         12%
----------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)       $328,629    $352,772     $386,244    $411,038    $423,854    $393,677
----------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                        Pennsylvania Portfolio
                                                ------------------------------------------------------------------------
                                                                               Year Ended
                                                ------------------------------------------------------------------------
                                                                        July 31,                            Sept. 30,
                                                --------------------------------------------------------  --------------
                                                 1998        1997         1996        1995        1994*      1993**
--------------------------------------------------------------------------------------------------------  --------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                      0.54%       0.55%        0.54%       0.49%       0.48%+      0.50%+
Expenses after custodian fee reduction             0.50%       0.51%        0.50%         --          --          --
Net investment income                              5.66%       5.96%        5.90%       6.02%       5.66%+      5.71%+
Portfolio Turnover                                   13%         17%          30%         44%         21%         17%
------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)        $359,532    $402,221     $448,182    $502,250    $536,786    $497,001
------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change .


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                              Texas Portfolio
                                                   --------------------------------------------------------------------
                                                                                Year Ended
                                                   --------------------------------------------------------------------
                                                                           July 31,                          Sept. 30,
                                                   ------------------------------------------------------  ------------
                                                     1998       1997        1996       1995       1994*      1993**
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets+
-----------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                     0.38%      0.37%       0.32%      0.08%         0%+      0.03%+
Net expenses after custodian fee reduction            0.35%      0.35%       0.27%        --         --          --
Net investment income                                 5.58%      5.79%       5.81%      6.20%      5.69%+      5.82%+
Portfolio Turnover                                      17%        17%         39%        49%        27%          8%
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)            $17,837    $21,676     $24,367    $28,227    $27,589     $16,029
-----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                0.42%      0.35%      0.37%+      0.42%
Expenses after custodian fee reduction                                       0.37%        --         --          --
Net investment income                                                        5.71%      5.93%      5.32%+      5.43%+
-----------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten-month period ended July 31, 1994.
** For the period from the start of business, February 1, 1993, to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


1  Significant Accounting Policies
  ------------------------------------------------------------------------------
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery

Eaton Vance Municipals Portfolios as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   basis are marked-to-market daily and begin earning interest on settlement date.

   H Other -- Investment transactions are accounted for on a trade date basis.

   I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 1998, each Portfolio paid advisory fees as follows:

   Portfolio                                     Amount          Effective Rate*
  ------------------------------------------------------------------------------
   Arizona                                     $  413,386            0.39%
   Colorado                                        97,947            0.24%
   Connecticut                                    703,463            0.42%
   Michigan                                       562,200            0.40%
   Minnesota                                      228,670            0.33%
   New Jersey                                   1,535,921            0.45%
   Pennsylvania                                 1,758,264            0.46%
   Texas                                           31,780            0.16%

   * Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 1998, no significant amounts have been deferred.

   Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3  Investments
  ------------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 1998 were as follows:

   Arizona Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $24,145,210
   Sales                                                            35,138,378

   Colorado Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $ 7,134,562
   Sales                                                            10,160,716

   Connecticut Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $11,752,567
   Sales                                                            22,274,789

   Michigan Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $35,222,997
   Sales                                                            52,977,352

   Minnesota Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $15,681,830
   Sales                                                            20,575,048

   New Jersey Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $46,163,464
   Sales                                                            75,032,585

   Pennsylvania Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $48,254,274
   Sales                                                            87,111,676

   Texas Portfolio
  ------------------------------------------------------------------------------
   Purchases                                                       $ 3,480,795
   Sales                                                             8,284,640

Eaton Vance Municipals Portfolios as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


4  Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1998, as computed on a federal income tax basis, are as follows:

   Arizona Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $  92,678,595
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   9,196,716
   Gross unrealized depreciation                                       (37,951)
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $   9,158,765
  ------------------------------------------------------------------------------

   Colorado Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $  36,166,584
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   3,298,576
   Gross unrealized depreciation                                            --
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $   3,298,576
  ------------------------------------------------------------------------------

   Connecticut Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $ 151,783,349
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $  10,802,275
   Gross unrealized depreciation                                       (26,782)
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $  10,775,493
  ------------------------------------------------------------------------------

   Michigan Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $ 119,726,431
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $  10,959,239
   Gross unrealized depreciation                                       (41,110)
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $  10,918,129
  ------------------------------------------------------------------------------

   Minnesota Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $  59,988,550
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   5,843,194
   Gross unrealized depreciation                                            --
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $   5,843,194
  ------------------------------------------------------------------------------

   New Jersey Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $ 292,277,246
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $  32,961,776
   Gross unrealized depreciation                                      (100,317)
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $  32,861,459
  ------------------------------------------------------------------------------

   Pennsylvania Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $ 327,484,420
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $  31,636,291
   Gross unrealized depreciation                                    (6,259,905)
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $  25,376,386
  ------------------------------------------------------------------------------

   Texas Portfolio
  ------------------------------------------------------------------------------

   Aggregate Cost                                                $  15,998,639
  ------------------------------------------------------------------------------
   Gross unrealized appreciation                                 $   1,472,099
   Gross unrealized depreciation                                            --
  ------------------------------------------------------------------------------

   Net unrealized appreciation                                   $   1,472,099
  ------------------------------------------------------------------------------

5  Line of Credit
  ------------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1998, the Colorado Portfolio, Michigan Portfolio, Minnesota Portfolio and New Jersey Portfolio had balances outstanding pursuant to this line of credit of $273,000, $21,000, $325,000 and $1,510,000 respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 1998.

6  Financial Instruments
  ------------------------------------------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to

Eaton Vance Municipals Portfolios as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


   various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 1998, is as follows:




                    Futures
                    Contracts
                    Expiration                                    Net Unrealized
   Portfolio        Date        Contracts               Position   Depreciation
  ------------------------------------------------------------------------------
   Arizona          9/98        26 U.S. Treasury Bonds  Short           $30,843
  ------------------------------------------------------------------------------
   Colorado         9/98        10 U.S. Treasury Bonds  Short             1,935
  ------------------------------------------------------------------------------
   Connecticut      9/98        42 U.S. Treasury Bonds  Short             8,127
  ------------------------------------------------------------------------------
   Michigan         9/98        34 U.S. Treasury Bonds  Short            34,736
  ------------------------------------------------------------------------------
   Minnesota        9/98        12 U.S. Treasury Bonds  Short            11,880
  ------------------------------------------------------------------------------
   New Jersey       9/98        60 U.S. Treasury Bonds  Short            59,400
  ------------------------------------------------------------------------------
   Pennsylvania     9/98        96 U.S. Treasury Bonds  Short            98,076
  ------------------------------------------------------------------------------


   At July 31, 1998, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Eaton Vance Municipals Portfolios as of July 31, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio as of July 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1998 and 1997 and supplementary data for each of the years in the four year period ended July 31, 1998, the ten months ended July 31, 1994, and the period from the start of business, February 1, 1993 to September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 1998, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                                   DELOITTE & TOUCHE LLP
                                                   Boston, Massachusetts
                                                   September 4, 1998

Eaton Vance Municipals Portfolio as of July 31, 1998
INVESTMENT MANAGEMENT

Municipals Portfolios


Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and
New Jersey Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona
Municipals Portfolio

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado and
Connecticut Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio
Manager of Texas
Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of Michigan
and Pennsylvania
Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant